--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          U.S. 6-10 Value Portfolio II

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Statement of Assets and Liabilities.....................         2
    Statement of Operations.................................         3
    Statements of Changes in Net Assets.....................         4
    Financial Highlights....................................         5
    Notes to Financial Statements...........................       6-7
    Report of Independent Accountants.......................         8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE
 SERIES
    Performance Chart.......................................         9
    Schedule of Investments.................................     10-27
    Statement of Assets and Liabilities.....................        28
    Statement of Operations.................................        29
    Statements of Changes in Net Assets.....................        30
    Financial Highlights....................................        31
    Notes to Financial Statements...........................     32-33
    Report of Independent Accountants.......................        34

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 VALUE PORTFOLIO II VS.
RUSSELL 2000 VALUE INDEX
SEPTEMBER 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000      U.S. 6-10       RUSSELL 2000
                   VALUE PORTFOLIO II  VALUE INDEX
                              $10,000       $10,000
Sep-94                         $9,961        $9,894
Oct-94                         $9,816        $9,713
Nov-94                         $9,477        $9,321
Dec-94                         $9,568        $9,600
Jan-95                         $9,666        $9,554
Feb-95                        $10,001        $9,908
Mar-95                        $10,119        $9,956
Apr-95                        $10,473       $10,252
May-95                        $10,758       $10,471
Jun-95                        $11,181       $10,829
Jul-95                        $11,780       $11,225
Aug-95                        $12,153       $11,558
Sep-95                        $12,291       $11,730
Oct-95                        $11,691       $11,262
Nov-95                        $12,121       $11,709
Dec-95                        $12,327       $12,072
Jan-96                        $12,287       $12,152
Feb-96                        $12,547       $12,343
Mar-96                        $12,888       $12,602
Apr-96                        $13,551       $12,946
May-96                        $14,082       $13,273
Jun-96                        $13,781       $13,117
Jul-96                        $12,918       $12,419
Aug-96                        $13,499       $12,958
Sep-96                        $13,961       $13,312
Oct-96                        $14,062       $13,466
Nov-96                        $14,724       $14,191
Dec-96                        $15,046       $14,652
Jan-97                        $15,436       $14,877
Feb-97                        $15,425       $15,019
Mar-97                        $15,026       $14,616
Apr-97                        $14,954       $14,831
May-97                        $16,379       $16,012
Jun-97                        $17,404       $16,822
Jul-97                        $18,439       $17,528
Aug-97                        $19,096       $17,807
Sep-97                        $20,572       $18,991
Oct-97                        $19,844       $18,475
Nov-97                        $19,669       $18,678
Dec-97                        $19,687       $19,311
Jan-98                        $19,453       $18,962
Feb-98                        $20,915       $20,109
Mar-98                        $21,769       $20,925
Apr-98                        $22,195       $21,028
May-98                        $21,352       $20,283
Jun-98                        $20,925       $20,168
Jul-98                        $19,387       $18,589
Aug-98                        $15,822       $15,678
Sep-98                        $16,269       $16,563
Oct-98                        $16,964       $17,055
Nov-98                        $17,862       $17,518
Dec-98                        $18,276       $18,068
Jan-99                        $18,565       $17,657
Feb-99                        $17,035       $16,451
Mar-99                        $16,710       $16,317
Apr-99                        $18,503       $17,806
May-99                        $19,368       $18,353
Jun-99                        $20,560       $19,017
Jul-99                        $20,463       $18,567
Aug-99                        $19,908       $17,887
Sep-99                        $19,379       $17,529
Oct-99                        $18,704       $17,179
Nov-99                        $19,570       $17,268

         ANNUALIZED               ONE       FIVE         FROM
         TOTAL RETURN (%)         YEAR     YEARS    SEPTEMBER 1994
         ---------------------------------------------------------
                                  9.57     15.61        13.64

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. 6-10 VALUE SERIES OF THE DFA INVESTMENT TRUST COPMANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $400 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Value Series of The DFA
  Investment Trust Company
  (4,088,854 Shares, Cost $60,342)++ at Value...............         $   70,165
Receivable for Fund Shares Sold.............................                 49
Prepaid Expenses and Other Assets...........................                  6
                                                                     ----------
    Total Assets............................................             70,220
                                                                     ----------
LIABILITIES:
Payable for Investment Securities Purchased.................                 49
Accrued Expenses............................................                 21
                                                                     ----------
    Total Liabilities.......................................                 70
                                                                     ----------
NET ASSETS..................................................         $   70,150
                                                                     ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................          4,315,261
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....         $    16.26
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-In Capital.............................................         $   59,468
Undistributed Net Investment Income.........................                380
Undistributed Net Realized Gain.............................                479
Unrealized Appreciation of Investment Securities............              9,823
                                                                     ----------
    Total Net Assets........................................         $   70,150
                                                                     ==========

-----------------------------------------------------------------
 ++  The cost for federal income tax purposes is $65,189.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $   565
                                                                     -------
EXPENSES
  Administrative Services...................................               7
  Accounting & Transfer Agent Fees..........................               8
  Shareholder Services......................................              73
  Legal Fees................................................               4
  Audit Fees................................................               1
  Filing Fees...............................................              16
  Shareholders Reports......................................              12
  Directors' Fees and Expenses..............................               1
  Other.....................................................               8
                                                                     -------
      Total Expenses........................................             130
                                                                     -------
  NET INVESTMENT INCOME.....................................             435
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           6,847
  Net Realized Loss on Investment Securities................          (1,725)
  Change in Unrealized Appreciation of Investment
    Securities..............................................             677
                                                                     -------
  NET GAIN ON INVESTMENT SECURITIES.........................           5,799
                                                                     -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 6,234
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       1999            1998
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $    435        $    661
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            6,847          11,328
  Net Realized Loss on Investment Securities................           (1,725)         (4,227)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................              677         (16,234)
                                                                     --------        --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................            6,234          (8,472)
                                                                     --------        --------
Distributions From:
  Net Investment Income.....................................             (445)           (723)
  Net Realized Gains........................................           (8,447)         (4,178)
                                                                     --------        --------
      Total Distributions...................................           (8,892)         (4,901)
                                                                     --------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           27,928          30,514
  Shares Issued in Lieu of Cash Distributions...............            8,892           4,901
  Shares Redeemed...........................................          (49,086)        (62,029)
                                                                     --------        --------
    Net Decrease From Capital Share Transactions............          (12,266)        (26,614)
                                                                     --------        --------
    Total Decrease..........................................          (14,924)        (39,987)
NET ASSETS
  Beginning of Period.......................................           85,074         125,061
                                                                     --------        --------
  End of Period.............................................         $ 70,150        $ 85,074
                                                                     ========        ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................            1,766           1,708
  Shares Issued in Lieu of Cash Distributions...............              611             272
  Shares Redeemed...........................................           (3,148)         (3,409)
                                                                     --------        --------
                                                                         (771)         (1,429)
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR            YEAR            YEAR            YEAR            YEAR
                                                 ENDED           ENDED           ENDED           ENDED           ENDED
                                               NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                 1999            1998            1997            1996            1995
                                               ---------       ---------       ---------       ---------       ---------
Net Asset Value, Beginning of Period....        $ 16.73         $ 19.20        $  14.67         $ 12.13         $  9.65
                                                -------         -------        --------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................           0.10            0.12            0.08            0.08            0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........           1.29           (1.84)           4.77            2.51            2.63
                                                -------         -------        --------         -------         -------
    Total from Investment Operations....           1.39           (1.74)           4.85            2.59            2.69
                                                -------         -------        --------         -------         -------
LESS DISTRIBUTIONS
  Net Investment Income.................          (0.09)          (0.11)          (0.07)          (0.01)          (0.06)
  Net Realized Gains....................          (1.77)          (0.64)          (0.25)          (0.04)          (0.15)
                                                -------         -------        --------         -------         -------
    Total Distributions.................          (1.86)          (0.75)          (0.32)          (0.05)          (0.21)
                                                -------         -------        --------         -------         -------
Net Asset Value, End of Period..........        $ 16.26         $ 16.73        $  19.20         $ 14.67         $ 12.13
                                                =======         =======        ========         =======         =======
Total Return............................           9.60%          (9.19)%         33.75%          21.39%          27.90%

Net Assets, End of Period (thousands)...        $70,150         $85,074        $125,061         $40,637         $14,290
Ratio of Expenses to Average Net
  Assets (1)............................           0.44%           0.45%           0.48%           0.85%           0.96%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses) (1).........................           0.44%           0.45%           0.47%           0.88%           1.50%
Ratio of Net Investment Income to
  Average Net Assets....................           0.59%           0.59%           0.62%           0.77%           0.68%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........           0.59%           0.59%           0.63%           0.74%           0.14%
Portfolio Turnover Rate.................            N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................          29.41%          22.51%          25.47%          14.91%          20.62%

-----------------------------------------------------------------
(1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fourteen portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    Effective August 1, 1997, U.S. Small Cap Value Portfolio II changed its name to U.S. 6-10 Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1999, the Portfolio's Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1999, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................         $4,976
Gross Unrealized Depreciation............................             --
                                                                  ------
  Net....................................................         $4,976
                                                                  ======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. 6-10 Value Portfolio II (constituting a portfolio within the Dimensional Investment Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  U.S. 6-10 VALUE SERIES  RUSSELL 2000 VALUE INDEX
Mar-93                            $10,000                   $10,000
Apr-93                             $9,788                    $9,760
May-93                            $10,050                   $10,067
Jun-93                            $10,060                   $10,162
Jul-93                            $10,363                   $10,337
Aug-93                            $10,706                   $10,741
Sep-93                            $11,079                   $10,999
Oct-93                            $11,452                   $11,251
Nov-93                            $11,260                   $10,964
Dec-93                            $11,486                   $11,286
Jan-94                            $12,079                   $11,688
Feb-94                            $12,049                   $11,654
Mar-94                            $11,650                   $11,133
Apr-94                            $11,731                   $11,242
May-94                            $11,772                   $11,226
Jun-94                            $11,558                   $10,936
Jul-94                            $11,752                   $11,138
Aug-94                            $12,161                   $11,576
Sep-94                            $12,120                   $11,453
Oct-94                            $11,947                   $11,243
Nov-94                            $11,545                   $10,789
Dec-94                            $11,664                   $11,113
Jan-95                            $11,789                   $11,060
Feb-95                            $12,205                   $11,469
Mar-95                            $12,350                   $11,525
Apr-95                            $12,787                   $11,867
May-95                            $13,152                   $12,121
Jun-95                            $13,673                   $12,536
Jul-95                            $14,422                   $12,993
Aug-95                            $14,879                   $13,379
Sep-95                            $15,067                   $13,579
Oct-95                            $14,339                   $13,037
Nov-95                            $14,872                   $13,554
Dec-95                            $15,133                   $13,974
Jan-96                            $15,089                   $14,067
Feb-96                            $15,415                   $14,288
Mar-96                            $15,849                   $14,588
Apr-96                            $16,675                   $14,986
May-96                            $17,327                   $15,365
Jun-96                            $16,968                   $15,184
Jul-96                            $15,915                   $14,376
Aug-96                            $16,644                   $15,000
Sep-96                            $17,209                   $15,409
Oct-96                            $17,340                   $15,588
Nov-96                            $18,166                   $16,427
Dec-96                            $18,569                   $16,961
Jan-97                            $19,052                   $17,222
Feb-97                            $19,052                   $17,385
Mar-97                            $18,558                   $16,919
Apr-97                            $18,478                   $17,168
May-97                            $20,234                   $18,535
Jun-97                            $21,509                   $19,473
Jul-97                            $22,795                   $20,290
Aug-97                            $23,611                   $20,613
Sep-97                            $25,436                   $21,984
Oct-97                            $24,541                   $21,386
Nov-97                            $24,335                   $21,621
Dec-97                            $24,359                   $22,354
Jan-98                            $24,067                   $21,949
Feb-98                            $25,888                   $23,277
Mar-98                            $26,945                   $24,222
Apr-98                            $27,481                   $24,341
May-98                            $26,437                   $23,479
Jun-98                            $25,913                   $23,346
Jul-98                            $24,014                   $21,518
Aug-98                            $19,593                   $18,148
Sep-98                            $20,153                   $19,173
Oct-98                            $21,020                   $19,743
Nov-98                            $22,132                   $20,278
Dec-98                            $22,652                   $20,915
Jan-99                            $23,016                   $20,440
Feb-99                            $21,118                   $19,044
Mar-99                            $20,725                   $18,888
Apr-99                            $22,947                   $20,612
May-99                            $24,030                   $21,245
Jun-99                            $25,505                   $22,014
Jul-99                            $25,393                   $21,492
Aug-99                            $24,705                   $20,706
Sep-99                            $24,057                   $20,291
Oct-99                            $23,227                   $19,886
Nov-99                            $24,294                   $19,989

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    APRIL 1993
         -----------------------------------------------------
                                  9.77     16.04      14.24

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (98.6%)
 *3-D Systems Corp.....................................      130,700   $    1,010,883
 *3Dfx Interactive, Inc................................      139,895        1,241,568
 *800-Jr Cigar, Inc....................................        1,000            8,375
 *A.C. Moore Arts & Crafts, Inc........................       62,400          308,100
 AAR Corp..............................................      477,900        7,885,350
 ABC Bancorp...........................................       15,900          209,681
 *ABC Rail Products Corp...............................       55,400          616,325
 *ACT Manufacturing, Inc...............................       48,050        1,467,027
 *ACT Networks, Inc....................................      156,700        1,273,187
 *ACX Technologies, Inc................................      314,000        2,904,500
 *ADE Corp.............................................      141,900        2,540,897
 *AEP Industries, Inc..................................       71,350        2,104,825
 *AG Services America, Inc.............................        2,900           42,594
 AK Steel Holding Corp.................................      169,241        2,803,054
 *AMF Bowling, Inc.....................................        4,600           14,662
 *#ARV Assisted Living, Inc............................      227,900          470,044
 ASB Financial Corp....................................       14,700          159,403
 Abington Bancorp, Inc.................................       42,700          548,428
 Abrams Industries, Inc................................       10,000           40,625
 *Abraxas Petroleum Corp...............................       88,200           90,956
 *Acceptance Insurance Companies, Inc..................      278,100        1,772,887
 Aceto Corp............................................       82,960          938,485
 *Acme Electric Corp...................................       56,000          372,750
 *Acme United Corp.....................................        8,700            9,244
 *Acorn Products, Inc..................................       16,000           33,000
 *Active Voice Corp....................................       49,900        1,347,300
 *Acuson Corp..........................................        4,400           50,875
 Adams Resources & Energy, Inc.........................        6,600           57,750
 *Adaptive Broadband Corp..............................      139,200        5,550,600
 *Adept Technology, Inc................................      143,600          919,937
 *Advance Lighting Technologies, Inc...................       90,500          500,578
 *#Advanced Aerodynamics & Structures, Inc.............        5,000           10,078
 *Advanced Communications Group, Inc...................      188,300        1,494,631
 *Advanced Digital Information Corp....................       16,500          736,312
 *Advanced Magnetics, Inc..............................       86,400          307,800
 Advanced Marketing Services, Inc......................       92,250        1,882,477
 *Advanced Neuromodulation Systems, Inc................       92,360          689,814
 Advanta Corp. Class A.................................      115,413        2,012,514
 Advanta Corp. Class B Non-Voting......................      179,325        2,308,809
 Advest Group, Inc.....................................       99,100        1,777,606
 *Aehr Test Systems....................................       81,400          404,456
 *Aerovox, Inc.........................................       60,800          167,200
 *Aetrium, Inc.........................................        5,200           27,787
 *Aftermarket Technology Corp..........................       41,600          358,800
 Agco Corp.............................................      709,500        9,001,781
 *Agribiotech, Inc.....................................       89,200          287,112
 *Agribrands International, Inc........................       45,100        2,122,519
 *#Aht Corp............................................      163,900          732,428
 *Air Methods Corp.....................................       96,500          346,797
 *Airgas, Inc..........................................      220,900        2,153,775
 *Airnet Systems, Inc..................................       39,600          212,850
 *Airtran Holdings, Inc................................       14,600           66,841
 Alamo Group, Inc......................................      103,300        1,033,000
 *Albany International Corp. Class A...................        6,000          101,250
                                                               SHARES          VALUE+
                                                               ------          ------
 Alba-Waldensian, Inc..................................        9,400   $      171,550
 *Aldila, Inc..........................................      178,100          236,539
 Alfa Corp.............................................      119,900        2,105,744
 Alico, Inc............................................       79,400        1,280,325
 *Align-Rite International, Inc........................       56,400        1,069,837
 *All Amer Semiconductor Inc...........................        7,860           25,422
 Allen Organ Co. Class B...............................        5,000          190,312
 *Allen Telecom, Inc...................................      302,600        2,836,875
 Alliance Bancorp......................................      132,320        2,629,860
 *Alliance Pharmaceuticals Corp........................       14,400           64,350
 *Alliance Semiconductor Corp..........................      455,900        6,582,056
 *Allied Healthcare Products, Inc......................      130,000          377,812
 *Allied Holdings, Inc.................................       96,600          676,200
 Allied Products Corp..................................      190,400          690,200
 *Allied Research Corp.................................       60,600          386,325
 *Allin Communications Corp............................       90,000          450,000
 *Allou Health & Beauty Care, Inc. Class A.............       71,900          525,769
 *Allstars Systems, Inc................................       68,500           97,398
 *Alpha Industries, Inc................................       41,300        2,499,941
 *Alpha Technologies Group, Inc........................       74,400          462,675
 *Alphanet Solutions, Inc..............................       74,800          350,625
 *Alternative Resources Corp...........................          600            3,169
 *Alterra Healthcare Corp..............................      472,000        3,569,500
 Ambanc Holding Co., Inc...............................       58,900          933,197
 *Ambassadors, Inc.....................................       34,900          426,434
 Amcast Industrial Corp................................      143,800        2,013,200
 Amcol International Corp..............................       25,600          454,400
 *Amerco, Inc..........................................       36,400          953,225
 *America West Holdings Corp. Class B..................      152,400        3,076,575
 American Bank of Connecticut..........................       46,600        1,124,225
 American Biltrite, Inc................................       41,000          609,875
 American Business Products, Inc.......................      200,000        2,137,500
 *American Coin Merchandising, Inc.....................       43,900          113,866
 *American Ecology Corp................................       51,900           82,716
 *American Freightways Corp............................      602,000       10,403,312
 *American Healthcorp, Inc.............................        2,500           12,344
 *American Homepatient, Inc............................      163,700          120,217
 *American Homestar Corp...............................       62,800          258,069
 *American Indemnity Finl Escrow.......................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      249,000        1,462,875
 *American Mobile Satellite Corp.......................      217,200        3,427,687
 *American Pacific Corp................................       92,500          679,297
 *American Physicians Services Group, Inc..............       44,400          215,062
 *American Precision Industries, Inc...................       53,600          582,900
 *American Retirement Corp.............................        6,000           51,750
 *American Skiing Co...................................       16,000           64,000
 *American Software, Inc. Class A......................      204,500        1,012,914
 *American Technical Ceramics Corp.....................       43,200          599,400
 American Vanguard Corp................................        7,040           37,400
 American Woodmark Corp................................       35,010          723,175
 Americana Bancorp, Inc................................       25,630          426,900

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Amerihost Properties, Inc............................       70,000   $      235,156
 *Ameripath, Inc.......................................      239,200        1,954,712
 *Ameristar Casinos, Inc...............................      164,100          646,144
 Ameron, Inc...........................................       44,900        1,939,119
 Amerus Life Holdings, Inc. Class A....................       73,785        1,738,559
 *Ames Department Stores, Inc..........................      121,100        3,212,934
 *Amistar Corp.........................................       42,300           48,248
 Ampco-Pittsburgh Corp.................................      190,100        2,340,606
 Amplicon, Inc.........................................       16,200          171,112
 *Amrep Corp...........................................       91,492          434,587
 *Amresco, Inc.........................................      659,800        1,329,909
 *Amtran, Inc..........................................      117,000        2,281,500
 Amwest Insurance Group, Inc...........................       56,340          394,380
 *Anadigics, Inc.......................................       57,100        2,562,362
 Analogic Corp.........................................       80,700        2,408,391
 *Anaren Microwave, Inc................................        4,300          187,319
 Anchor Bancorp Wisconsin, Inc.........................       57,312          915,201
 Andersons, Inc........................................       59,100          515,278
 Andover Bancorp, Inc. DE..............................       71,825        2,156,995
 Angelica Corp.........................................      172,400        1,724,000
 *Anicom, Inc..........................................      285,200        1,323,506
 *Ann Taylor Stores Corp...............................       57,900        2,500,556
 *Antec Corp...........................................      181,000       10,136,000
 Apogee Enterprises, Inc...............................        2,200           13,200
 *Apple Orthodontix, Inc...............................       45,900           22,950
 *Applied Digital Solutions, Inc.......................       18,500          116,203
 *Applied Extrusion Technologies, Inc..................      202,700        1,298,547
 *Applied Films Corp...................................       38,000          169,812
 *Applied Graphics Technologies, Inc...................      220,900        2,084,744
 Applied Industrial Technologies, Inc..................      470,000        8,048,750
 *Applied Microsystems Corp............................      112,200          946,687
 Applied Signal Technologies, Inc......................       91,300        1,243,962
 *Apria Healthcare Group, Inc..........................        6,200           86,412
 *Aquila Biopharmaceuticals, Inc.......................      101,000          145,187
 *Arcadia Financial, Ltd...............................      579,500        2,607,750
 *Arch Chemicals, Inc..................................       18,100          282,812
 Arch Coal, Inc........................................      327,600        3,194,100
 *Arch Communications Group, Inc.......................       95,800          609,228
 Arctic Cat, Inc.......................................      232,000        2,363,500
 Argonaut Group, Inc...................................      128,600        2,973,875
 *Argosy Gaming Corp...................................      233,400        3,296,775
 *#Ariel Corp..........................................       19,500          241,922
 *Ark Restaurants Corp.................................        8,500           82,875
 *Arkansas Best Corp...................................      220,900        2,768,153
 Arnold Industries, Inc................................      233,300        2,952,703
 *Arqule, Inc..........................................      147,100          900,987
 Arrow Financial Corp..................................        7,555          151,808
 *Artisoft, Inc........................................       51,600          698,212
 *Asahi/America, Inc...................................       55,500          522,047
 *Asante Technologies, Inc.............................       94,200           79,481
 *Ascent Assurance, Inc................................          222              409
 *Ascent Entertainment Group, Inc......................      323,396        3,911,070
 *Asche Transportation Services, Inc...................       55,600          173,750
 *Ashworth, Inc........................................      177,600          818,625
 *Aspect Telecommunications Corp.......................       52,300        1,729,169
 *Astea International, Inc.............................       24,400           93,025
 *Astec Industries, Inc................................       11,500          290,016
 Astro-Med, Inc........................................       51,575          319,120
 *Astronics Corp.......................................       22,687          216,944
 *Asyst Technologies, Inc..............................      115,700        4,635,231
 Atalanta Sosnoff Capital Corp.........................       66,100          553,587
 *Atchison Casting Corp................................      151,300        1,513,000
 *Athey Products Corp..................................       17,140           24,639
                                                               SHARES          VALUE+
                                                               ------          ------
 *Atlantic American Corp...............................       33,300   $       94,697
 *Atlantis Plastics, Inc...............................       60,000          885,000
 *Atrion Corp..........................................       37,750          445,922
 *Audiovox Corp. Class A...............................      257,000        7,645,750
 *Ault, Inc............................................       96,700          743,381
 *Aura Systems, Inc....................................       40,000           17,800
 *Aurora Foods, Inc....................................      135,000        1,215,000
 *Auspex Systems, Inc..................................      315,100        3,889,516
 *Autologic Information International, Inc.............        7,100           19,525
 #Avado Brands, Inc....................................      221,400        1,072,406
 *Avalon Holding Corp. Class A.........................       25,112          128,699
 *Avatar Holdings, Inc.................................       42,600          716,212
 *Aviall, Inc..........................................      133,900        1,020,987
 *#Aviation Sales Co...................................       28,500          402,562
 *Avid Technology, Inc.................................       93,400        1,041,994
 *Avis Rent A Car, Inc.................................       28,600          546,975
 *Avnet, Inc...........................................       57,448        3,156,049
 *Avteam, Inc. Class A.................................      151,800          685,472
 *Axsys Technologies, Inc..............................       50,800          571,500
 *Aztar Corp...........................................      669,100        7,151,006
 Aztec Manufacturing Co................................        2,500           23,750
 B B & T Corp..........................................       62,444        2,006,013
 *BCT International, Inc...............................       11,100           15,956
 *BEI Electronics, Inc.................................       86,000          104,812
 BEI Technologies, Inc.................................       86,000        1,096,500
 *BF Enterprises, Inc..................................        2,300           16,100
 BHA Group Holdings, Inc. Class A......................       19,200          174,000
 *BI, Inc..............................................      111,300          827,794
 BMC Industries, Inc...................................      271,500        1,476,281
 BSB Bancorp, Inc......................................      118,231        2,460,683
 BT Financial Corp.....................................       41,024          901,246
 *BTG, Inc.............................................       33,000          220,687
 *BTU International, Inc...............................       83,500          454,031
 *BWAY Corp............................................      144,100          828,575
 Badger Meter, Inc.....................................       21,200          649,250
 *Badger Paper Mills, Inc..............................       10,400           62,400
 Bairnco Corp..........................................       98,000          716,625
 Baker (J.), Inc.......................................      172,918          902,416
 *Baker (Michael) Corp.................................       62,500          406,250
 Baldwin & Lyons, Inc. Class B.........................       10,600          219,287
 *Baldwin Piano & Organ Co.............................       72,000          612,000
 *Baldwin Technology, Inc. Class A.....................      192,700          469,706
 *Baltek Corp..........................................        4,500           32,484
 *Bancinsurance Corp...................................       60,270          340,902
 Bancorp Connecticut, Inc..............................       47,400          779,137
 Bandag, Inc...........................................      119,100        2,888,175
 Bandag, Inc. Class A..................................      170,200        3,552,925
 *Bank Plus Corp.......................................      225,100          689,369
 *Bank United Financial Corp. Class A..................      248,400        2,169,619
 #BankAtlantic Bancorp, Inc. Class A...................      168,883          770,529
 BankAtlantic Bancorp, Inc. Class B....................      203,202        1,136,661
 BankNorth Group, Inc. DE..............................      106,690        3,240,709
 *Banyan System, Inc...................................       71,000        1,022,844
 *Barrett Business Services, Inc.......................       55,000          357,500
 *Barringer Technologies, Inc..........................       58,200          376,481
 *Barry (R.G.) Corp....................................      110,600          476,962
 *Basin Exploration, Inc...............................      164,300        2,900,922
 Bassett Furniture Industries, Inc.....................      162,850        2,585,244
 *Battle Mountain Gold Co..............................      934,600        2,336,500
 *Bay State Bancorp, Inc...............................        3,000           59,437
 Bay View Capital Corp.................................      350,442        5,869,903
 *Baycorp Holdings, Ltd................................       48,000          384,000

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Bayou Steel Corp. Class A............................      131,900   $      412,187
 *Be Aerospace, Inc....................................       22,800          160,312
 *Beard Co.............................................       30,000           75,000
 *Beazer Homes USA, Inc................................      116,100        2,198,644
 *Bel Fuse, Inc. Class A...............................       28,900        1,423,325
 Bel Fuse, Inc. Class B................................       28,900        1,390,812
 *Belco Oil & Gas Corp.................................      193,100        1,194,806
 Bell Industries, Inc..................................      122,622          605,446
 *Bell Microproducts, Inc..............................      138,400        1,020,700
 *Bellwether Exploration Co............................      228,400        1,134,862
 *Ben & Jerry's Homemade, Inc. Class A.................       78,100        1,415,562
 *Benchmark Electronics, Inc...........................       17,500          389,375
 *Benton Oil & Gas Co..................................      330,100          660,200
 Berkley (W.R.) Corp...................................       87,800        1,882,212
 *Berlitz International, Inc...........................       79,100        1,552,337
 *Beverly Enterprises..................................    1,785,200        7,140,800
 *Big 4 Ranch, Inc.....................................       73,300                0
 Bindley Western Industries, Inc.......................      210,454        2,788,515
 *Bio Vascular, Inc....................................       83,400          169,406
 *Bioanalytical Systems, Inc...........................        1,600            5,000
 *Bionx Implants, Inc..................................      175,000          464,844
 *Bio-Rad Laboratories, Inc. Class A...................      107,800        2,661,312
 *BioReliance Corp.....................................       50,000          362,500
 *Biosite Diagnostics, Inc.............................      109,500        1,430,344
 *Biosource International, Inc.........................      143,500          484,312
 Birmingham Steel Corp.................................      448,000        3,248,000
 *Black Hawk Gaming & Development, Inc.................       42,900          270,806
 Blair Corp............................................      132,100        1,915,450
 Blimpie International.................................       29,800           59,600
 Block Drug Co., Inc. Class A..........................       37,588        1,099,449
 *Blonder Tongue Laboratories, Inc.....................        4,600           24,725
 *Bluegreen Corp.......................................      296,598        1,668,364
 Bob Evans Farms, Inc..................................      207,300        3,103,022
 *Boca Research, Inc...................................       98,700          832,781
 *Boca Resorts, Inc....................................      437,800        3,830,750
 *#Bogen Communications International, Inc.............        5,000           38,359
 *Boise Cascade Office Products Corp...................      139,600        1,605,400
 *Bolle, Inc...........................................        7,400           36,075
 *Bolt Technology Corp.................................        2,000            7,875
 *Bombay Co., Inc......................................      631,400        3,157,000
 *Bon-Ton Stores, Inc..................................      143,900          708,258
 *#Books-a-Million, Inc................................      212,900        2,215,491
 *Boron, Lepore and Associates, Inc....................      220,600        1,620,031
 *Boston Biomedical, Inc...............................       59,000          184,375
 *Boston Communications Group, Inc.....................      140,800          765,600
 Bostonfed Bancorp, Inc................................       54,160          886,870
 Bowl America, Inc. Class A............................       45,000          320,625
 Bowne & Co., Inc......................................      511,432        6,041,290
 *Boyd Gaming Corp.....................................      473,000        2,926,687
 *Brass Eagle, Inc.....................................       99,500          755,578
 *Brauns Fashions Corp.................................       22,200          477,300
 *Bridgestreet Accomodations, Inc......................       40,000           70,000
 *Brigham Exploration Co...............................       50,700           58,622
 *BrightStar Information Technology Group, Inc.........       21,100          162,866
 *#Britesmile, Inc.....................................       41,000          394,625
 *Brookdale Living Communities.........................        5,000           66,406
 Brookline Bancorp, Inc................................       22,900          229,716
 *Brooks Automation, Inc...............................       83,000        2,272,125
 *Brookstone, Inc......................................      111,300        1,871,231
                                                               SHARES          VALUE+
                                                               ------          ------
 *Brothers Gourmet Coffees, Inc........................      103,461   $        1,035
 *Brown & Sharpe Manufacturing Co. Class A.............      214,900          510,387
 *Brown (Tom), Inc.....................................      348,700        4,086,328
 Brown Shoe Company, Inc...............................      310,000        4,882,500
 *Brunswick Technologies, Inc..........................       77,700          325,369
 Brush Wellman, Inc....................................      204,900        3,329,625
 *Buckhead America Corp................................       15,700           91,256
 *Budget Group, Inc....................................      417,900        3,264,844
 *Buffets, Inc.........................................      427,200        4,552,350
 *Builders Transport, Inc..............................       39,100              626
 *Building Materials Holding Corp......................      208,500        2,071,969
 *Building One Services Corp...........................       16,500          168,094
 *Bull Run Corp. GA....................................       84,500          343,281
 Burlington Coat Factory Warehouse Corp................      245,440        3,144,700
 *Burlington Industries, Inc...........................      833,000        3,071,687
 Bush Industries, Inc. Class A.........................       43,900          702,400
 *Business Resource Group..............................       57,200          259,187
 *Butler International, Inc............................       34,800          265,350
 Butler Manufacturing Co...............................       91,400        1,959,387
 *C.P. Clare Corp......................................      183,000        1,189,500
 *CB Richard Ellis Services, Inc.......................      288,600        3,787,875
 *CCA Industries, Inc..................................       40,800           59,287
 CCBT Financial Companies, Inc.........................       22,400          338,800
 *CEM Corp.............................................       29,100          260,991
 *CFM Technologies, Inc................................      104,400        1,158,187
 *CHS Electronics, Inc.................................      624,200          429,137
 *CICOR International, Inc.............................      143,700        1,562,737
 CKE Restaurants, Inc..................................      125,300          806,619
 CNA Surety Corp.......................................       64,500          717,562
 *CNS Income...........................................      212,200        1,051,053
 CPAC, Inc.............................................       75,000          591,797
 CPB, Inc..............................................      107,000        2,765,281
 CPI Corp..............................................       87,400        2,163,150
 *CSP, Inc.............................................       38,865          191,896
 *CSS Industries, Inc..................................      186,500        3,986,437
 *CTB International Corp...............................       39,700          251,227
 Cadmus Communications Corp............................      108,400          863,812
 *Caere Corp...........................................       29,900          212,103
 Calgon Carbon Corp....................................      413,800        2,534,525
 *California Coastal Communities, Inc..................       29,400          229,687
 *California Micro Devices Corp........................       11,400           93,337
 *Callon Petroleum Co..................................      146,600        1,740,875
 Cal-Maine Foods, Inc..................................       75,000          255,469
 *Cameron Ashley Building Products, Inc................      158,800        1,270,400
 Cameron Financial Corp................................       32,700          418,969
 *Canisco Resources, Inc...............................        5,700            6,234
 *Cannon Express, Inc. Class A.........................        6,900           22,425
 *Cannondale Corp......................................      118,700          834,609
 *Canterbury Information Technology, Inc...............          900            2,953
 *Capital Corp. of the West............................        1,600           18,100
 *Capital Crossing Bank................................        6,400           88,400
 *Capital Pacific Holdings, Inc........................      160,900          392,194
 Capital Re Corp.......................................      301,800        4,149,750
 *Capital Senior Living Corp...........................      254,800        1,274,000
 *Capital Trust........................................      105,400          500,650
 Capitol Bancorp, Ltd..................................       41,672          484,437
 Capitol Transamerica Corp.............................      117,000        1,360,125
 *Carbide/Graphite Group, Inc..........................      141,700          854,628
 *Caredata.com, Inc....................................       69,400          589,900

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Career Blazers, Inc. Trust Units.....................        9,540   $            0
 *Carematrix, Inc......................................      133,400          273,053
 *Caretenders Healthcorp...............................       13,700           33,394
 *Caribiner International, Inc.........................      386,000        3,425,750
 *Carleton Corporation.................................       16,180           35,899
 *Carmike Cinemas, Inc. Class A........................      160,100        2,001,250
 Carolina First Corp...................................       80,690        1,651,623
 Carpenter Technology Corp.............................      108,400        2,845,500
 *Carriage Services, Inc. Class A......................      190,900          978,362
 *Carrington Laboratories, Inc.........................      105,100          211,842
 *Carson, Inc..........................................      107,400          375,900
 Carter-Wallace, Inc...................................      300,700        5,431,394
 Cascade Corp..........................................      129,650        1,231,675
 Cash America International, Inc.......................      308,500        2,680,094
 *Casino Data Systems..................................      228,800          825,825
 *Castle & Cooke, Inc..................................      340,300        4,296,287
 Castle (A.M.) & Co....................................      133,180        1,564,865
 *Castle Dental Centers, Inc...........................       32,600          125,306
 Castle Energy Corp....................................       45,800          775,737
 *Catalina Lighting, Inc...............................       90,400          446,350
 *Catherines Stores Corp...............................      114,400        2,348,775
 Cato Corp. Class A....................................      371,700        4,855,331
 Cavalier Homes, Inc...................................      306,900        1,323,506
 *Cavanaughs Hospitality Corp..........................      303,100        2,273,250
 *Celadon Group, Inc...................................      103,600          666,925
 *Celebrity, Inc.......................................       26,325           82,266
 *Celeris Corporation..................................       56,333           59,854
 *Celeritek, Inc.......................................       81,900          609,131
 *Cell Pathways, Inc...................................       11,863          111,957
 Cenit Bancorp, Inc....................................       54,900          988,200
 *Centennial Healthcare Corp...........................        1,800            5,456
 *#CenterSpan Communication Corp.......................       29,200          457,162
 *Centigram Communications Corp........................       86,800        1,193,500
 Central Bancorp, Inc..................................       24,900          485,550
 *Central Garden & Pet Co..............................      357,400        2,848,031
 Centris Group, Inc....................................      146,200        1,790,950
 Century Aluminum Co...................................      336,300        3,299,944
 *Ceradyne, Inc........................................       95,000          479,453
 *Ceres Group, Inc.....................................        6,600           44,550
 *#Cerion Technologies, Inc............................       81,500            8,150
 *Cerprobe Corp........................................       45,000          400,781
 *Champion Enterprises, Inc............................      154,600        1,323,762
 Champion Industries, Inc..............................        1,700            8,287
 *Champps Entertainment, Inc...........................      130,800          265,687
 *Charming Shoppes, Inc................................    1,842,900       11,950,055
 *Chart House Enterprises, Inc.........................      149,100          792,094
 Charter One Financial, Inc............................      213,172        4,629,829
 *Chase Industries, Inc................................      117,250        1,033,266
 *Check Technology Corp................................       70,700          178,959
 *#Checkers Drive-In Restaurant, Inc...................       15,521           23,767
 *Checkpoint System, Inc...............................      399,400        3,170,237
 Chemed Corp...........................................      109,500        2,847,000
 *Chemfab Corp.........................................       16,050          256,800
 Chemfirst, Inc........................................       73,400        1,715,725
 *Cherry Corp..........................................       81,200          928,725
 Chesapeake Corp.......................................      107,800        3,442,862
 *Chesapeake Energy Corp...............................    1,312,800        3,938,400
 Chester Valley Bancorp................................        1,311           20,402
 *Chic by His, Inc.....................................      175,700          131,775
 Chicago Rivet & Machine Co............................       11,800          274,350
 *Children's Comprehensive Services, Inc...............      151,600        1,037,512
 *Childtime Learning Centers, Inc......................       43,100          557,606
                                                               SHARES          VALUE+
                                                               ------          ------
 Chiquita Brands International, Inc....................    1,243,339   $    5,439,608
 *Cholestech Corp......................................       17,700          111,731
 *Chromcraft Revington, Inc............................       17,000          193,375
 *Chronimed, Inc.......................................       37,400          296,862
 *Chyron Corp..........................................      170,300          127,725
 *Cidco, Inc...........................................      208,100        1,677,806
 *Ciprico, Inc.........................................       55,800          713,194
 Circle International, Inc.............................       30,300          732,881
 *Circuit City Stores, Inc. - Carmax Group.............      507,000        1,204,125
 *Circuit Systems, Inc.................................       53,000           72,875
 *Cirrus Logic, Inc....................................      293,000        4,065,375
 *Citadel Holding Corp.................................       73,300          251,969
 *Citation Computer System, Inc........................       11,200           26,075
 *Citation Corp........................................      200,200        3,390,887
 Citizens Banking Corp.................................       53,750        1,362,227
 *Citizens, Inc. Class A...............................       76,719          498,673
 City Holding Co.......................................        1,000           16,875
 *Civic Bancorp........................................       39,579          634,501
 *Clean Harbors, Inc...................................      117,500          167,070
 Cleveland Cliffs, Inc.................................      151,300        4,425,525
 *Clintrials Research, Inc.............................      299,400        1,169,531
 Coachmen Industries, Inc..............................      220,100        3,150,181
 *Coast Dental Services, Inc...........................      136,400          434,775
 *Coast Distribution System............................       85,100          175,519
 Coastal Bancorp, Inc..................................      116,900        2,338,000
 *Coastcast Corp.......................................      106,000        1,378,000
 *Cobra Electronic Corp................................       72,300          361,500
 *#Coeur d'Alene Mines Corp. ID........................      270,000        1,096,875
 *Coherent, Inc........................................      110,300        2,916,056
 *Cohesion Technologies, Inc...........................      117,300          843,094
 *Coinmach Laundry Corp................................      172,300        1,852,225
 Cold Metal Products, Inc..............................       67,000          236,594
 *Cole National Corp. Class A..........................      144,400          776,150
 Collins Industries, Inc...............................       28,200          178,894
 *Columbia Banking System, Inc.........................       51,497          840,045
 *Columbus Energy Corp.................................       50,932          283,309
 Columbus McKinnon Corp................................       10,000          103,125
 *Comdial Corp.........................................      121,100        1,004,752
 *Comforce Corp........................................       56,300           91,487
 *Comfort Systems USA, Inc.............................      134,700        1,111,275
 *Command Systems, Inc.................................       18,200           29,575
 Commercial Bancshares, Inc............................       26,509          609,707
 Commercial Bank of New York...........................       26,400          321,750
 Commercial Intertech Corp.............................       99,700        1,252,481
 Commercial Metals Co..................................      193,200        6,182,400
 Commercial National Financial Corp....................       18,000          351,000
 Commonwealth Bancorp, Inc.............................      167,100        2,767,594
 Commonwealth Industries, Inc..........................      238,200        3,089,156
 Communications Systems, Inc...........................        6,400           74,800
 Community Bank System, Inc............................       58,000        1,529,750
 Community Financial Corp..............................        7,900           67,891
 Community Financial Group, Inc........................       11,800          181,056
 Community First Brokerage Co..........................       12,400          213,900
 Community Savings Bankshares, Inc.....................        4,000           50,875
 Community Trust Bancorp, Inc..........................       47,707        1,019,737
 *Compucom Systems, Inc................................      569,700        1,798,116
 *CompUSA, Inc.........................................      385,450        2,264,519
 *#Computer Learning Centers, Inc......................       20,400           69,169
 *Computer Motion, Inc.................................       43,500          492,094
 *Computer Network Technology Corp.....................      173,250        3,492,070
 *Computer Outsourcing Services, Inc...................       42,800        1,091,400
 *Comshare, Inc........................................       95,950          470,755

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Comstock Resources, Inc..............................      380,400   $    1,331,400
 *Comtech Telecommunications Corp......................       40,350          746,475
 *Concord Camera Corp..................................      122,200        1,829,181
 *Condor Technology Solutions, Inc.....................       67,100          158,314
 *Cone Mills Corp. NC..................................      508,600        2,511,212
 *Congoleum Corp. Class A..............................       92,200          311,175
 *Conmed Corp..........................................      127,661        3,219,451
 Conning Corp..........................................        2,200           18,975
 *Conso Products Co....................................      100,600          839,381
 *Consolidated Freightways Corp........................      368,100        3,347,409
 *Consolidated Graphics, Inc...........................       23,300          522,794
 *Continental Materials Corp...........................        4,600          103,500
 Cooker Restaurant Corp................................      125,000          390,625
 *Cooperative Bankshares, Inc..........................       20,800          223,600
 *Copart, Inc..........................................      242,500        6,274,687
 *Core, Inc............................................        7,400           48,216
 *Cornell Corrections, Inc.............................       54,500          623,344
 *Correctional Services Corp...........................        5,900           26,366
 *Corrpro Companies, Inc...............................      108,875          789,344
 *Corsair Communications, Inc..........................       30,000          319,687
 *Cort Business Services Corp..........................      177,400        3,459,300
 Corus Bankshares, Inc.................................        9,200          262,200
 *Cost-U-Less, Inc.....................................        8,800           39,325
 *Cotelligent Group, Inc...............................       12,500           52,344
 Courier Corp..........................................       23,400          522,112
 *Covenant Transport, Inc. Class A.....................      232,200        3,374,156
 *Coventry Health Care, Inc............................      228,600        1,321,594
 *Cover-All Technologies, Inc..........................       31,901           31,403
 Covest Bancshares, Inc................................       48,825          631,673
 *Craig (Jenny), Inc...................................      231,050          519,862
 *Craig Corp...........................................       44,700          268,200
 *Creative Computers, Inc..............................       54,400          521,900
 *Credit Acceptance Corp...............................      643,200        2,592,900
 *Criticare Systems, Inc...............................       91,000          216,125
 *Cross (A.T.) Co. Class A.............................      192,500        1,010,625
 Cross Timbers Oil Co..................................       54,600          556,237
 *Crossman Communities, Inc............................        6,700          107,409
 *Crown Central Petroleum Corp. Class A................       71,000          461,500
 *Crown Central Petroleum Corp. Class B................       59,400          356,400
 Crown Crafts, Inc.....................................      158,700          416,587
 *Crown Group, Inc.....................................        4,100           20,820
 *Crown Vantage, Inc...................................      128,820          309,973
 *Crown-Andersen, Inc..................................       20,000          153,750
 Cubic Corp............................................      109,650        2,158,734
 Culp, Inc.............................................      175,918        1,099,487
 *Curative Health Services, Inc........................       35,100          278,606
 Curtiss-Wright Corp...................................       94,900        3,606,200
 *Cyberoptics Corp.....................................       62,100        1,144,969
 *Cybex International, Inc.............................       94,600          266,062
 *Cylink Corp..........................................       82,200          953,006
 *Cyrk, Inc............................................      205,700        1,529,894
 *Cytrx Corp...........................................       14,600           36,956
 *D A Consulting Group, Inc............................      103,000          457,062
 *DII Group, Inc.......................................        9,400          593,962
 *#DRS Technologies, Inc...............................       71,675          618,197
 DT Industries, Inc....................................      141,300        1,103,906
 *DVI, Inc.............................................      228,000        3,192,000
 Dain Rauscher Corp....................................       84,800        4,128,700
 *Dairy Mart Convenience Stores, Inc. Class A..........        9,000           38,250
 *Damark International, Inc. Class A...................       95,800          940,037
                                                               SHARES          VALUE+
                                                               ------          ------
 *Dan River, Inc. (GA) Class A.........................      418,500   $    2,249,437
 *Danielson Holding Corp...............................       30,000          150,000
 *Darling International, Inc...........................       12,000           26,250
 *Data I/O Corp........................................       89,400          192,769
 *#Data Race, Inc......................................       29,800           90,797
 Data Research Association, Inc........................        8,000           77,500
 *Data Systems & Software, Inc.........................       89,400          284,962
 *Datakey, Inc.........................................       19,100           32,828
 *Dataram Corp.........................................       62,320        1,156,815
 *DataTRAK International, Inc..........................       57,500          203,945
 *Dataware Technologies, Inc...........................       85,200          291,544
 *Datron Systems, Inc..................................       34,600          285,450
 *Datum, Inc...........................................       88,400          792,837
 *Dave and Busters, Inc................................       15,000          154,687
 Davel Communications, Inc.............................       21,385           75,516
 *Dawson Geophysical Co................................       60,200          539,919
 *Daxor Corp...........................................       52,000          786,500
 *Day Runner, Inc......................................        4,800           33,750
 *Dayton Superior Corp. Class A........................        6,000          109,500
 *DeGeorge Financial Corp..............................       19,900            1,492
 Deb Shops, Inc........................................       97,000        1,900,594
 *Deckers Outdoor Corp.................................      100,400          299,631
 Decorator Industries, Inc.............................       20,832          108,066
 *Del Global Technologies Corp.........................       93,377          786,409
 *Delia's, Inc.........................................       15,800          172,812
 *Delphi Financial Group, Inc. Class A.................        6,630          205,530
 *#Delta Financial Corp................................      176,200          814,925
 Delta Natural Gas Co., Inc............................       26,100          401,287
 Delta Woodside Industries, Inc........................      518,300        1,004,206
 Deltic Timber Corp....................................      108,400        2,791,300
 *Denali, Inc..........................................       54,800          202,075
 Designs, Inc..........................................      178,800          265,406
 *Detection Systems, Inc...............................       71,300          659,525
 *Detrex Corp..........................................       12,800           63,200
 Detroit Diesel Corp...................................      361,900        6,649,912
 *Devcon International Corp............................       50,800          250,825
 *Diamond Home Services, Inc...........................      140,000           91,875
 *Dianon Systems, Inc..................................       40,300          403,000
 *Diedrich Coffee, Inc.................................        7,280           37,310
 *Digi International, Inc..............................      289,600        4,687,900
 *Digital Microwave Corp...............................       41,700          659,381
 Dime Community Bancorp, Inc...........................      151,000        3,005,844
 Dimon, Inc............................................      890,500        3,005,437
 *Diodes, Inc..........................................       60,700          925,675
 *Discount Auto Parts, Inc.............................      287,400        3,969,712
 *Diversified Corporate Resources, Inc.................        2,700            8,100
 *Dixie Group, Inc.....................................      129,000          890,906
 *Dixon Ticonderoga Co.................................       27,250          231,625
 *Dollar Thrifty Automotive Group, Inc.................       37,500          740,625
 *Dominion Homes, Inc..................................       70,100          442,506
 Donegal Group, Inc....................................       72,144          491,481
 *Donna Karan International, Inc.......................       17,500          136,719
 Donnelly Corp. Class A................................       78,250        1,129,734
 Downey Financial Corp.................................      313,313        6,305,424
 *Dress Barn, Inc......................................      294,123        5,036,856
 *Drew Industries, Inc.................................        1,000            9,500
 *Drug Emporium, Inc...................................      221,900          898,002
 *Drypers Corp.........................................       78,900          203,414
 *Duckwall-Alco Stores, Inc............................       98,000          780,937
 *Ducommun, Inc........................................       29,800          264,475
 *Dunn Computer Corp...................................        6,100            8,197
 *Dura Automotive Systems, Inc.........................      160,385        3,322,977
 *Dura Pharmaceuticals, Inc............................      218,500        2,847,328

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Dwyer Group, Inc.....................................        6,000   $       14,437
 *Dynamics Research Corp...............................       85,636          452,265
 *E-Z-Em, Inc. Class A.................................       45,200          259,900
 *E-Z-Em, Inc. Class B.................................        3,843           21,136
 *ECC International Corp...............................       94,300          306,475
 EFC Bancorp, Inc......................................        5,000           53,750
 *EFTC Corp............................................      303,600          683,100
 *EIS International, Inc...............................      148,800          646,350
 *ELXSI Corp...........................................       27,900          358,341
 EMC Insurance Group, Inc..............................      123,900        1,258,359
 *EMS Technologies, Inc................................      110,450        1,194,241
 *ESCO Electronics Corp. Trust Receipts................      204,100        1,977,219
 Eagle Bancshares, Inc.................................       67,600        1,083,712
 *Eagle Food Centers, Inc..............................      124,300          184,508
 *Eagle Geophysical, Inc...............................      148,103            5,924
 *Eagle Point Software Corp............................       80,000          425,000
 *East/West Communications, Inc........................        2,300           60,950
 Eastern Co............................................       29,400          463,050
 *Echelon International Corp...........................       15,150          344,662
 Ecology & Environment, Inc. Class A...................       23,800          136,850
 Edelbrock Corp........................................       85,000        1,014,687
 Edo Corp..............................................       65,100          370,256
 *Educational Insights, Inc............................       49,300          103,222
 *EduTrek International, Inc...........................        4,800            3,900
 *El Paso Electric Co..................................      186,700        1,680,300
 *Elantec Semiconductor, Inc...........................       31,300          914,547
 *Elcom International, Inc.............................       59,200          612,350
 *Elcotel, Inc.........................................        5,300           12,173
 *Elder-Beerman Stores Corp............................        8,500           54,719
 *Electric Fuel Corp...................................        3,700            4,741
 *Electric Lightwave, Inc..............................       14,800          225,700
 *Electro Rent Corp....................................       76,800          909,600
 *Electro Scientific Industries, Inc...................       18,900        1,104,469
 *Electroglas, Inc.....................................      245,200        6,980,537
 *Elite Information Group, Inc.........................      180,800        1,288,200
 Ellett Brothers, Inc..................................       62,500          414,062
 *#Eltrax System, Inc..................................       99,495          699,574
 *Emcee Broadcast Products, Inc........................       50,000          220,312
 *Emcor Group, Inc.....................................        9,700          169,144
 Empire Federal Bancorp, Inc...........................       14,100          163,031
 *En Pointe Technologies, Inc..........................       49,500          476,437
 *Encad, Inc...........................................      138,900          755,269
 *Encore Wire Corp.....................................       11,000           77,687
 *Endosonics Corp......................................        9,900           49,809
 Energen Corp..........................................      183,400        3,530,450
 Engineered Support Systems, Inc.......................       43,550          504,908
 Engle Homes, Inc......................................      127,900        1,362,934
 Enhance Financial Services Group, Inc.................       18,800          321,950
 Ennis Business Forms, Inc.............................        6,000           53,812
 *Enserch Exploration Corp.............................      430,318        1,129,585
 *Enstar, Inc..........................................       20,866          258,869
 *Environmental Elements Corp..........................       14,500           31,719
 *Environmental Technologies Corp......................       58,500          155,391
 *Epimmune, Inc........................................          100              278
 *Equinox Systems, Inc.................................       53,100          653,794
 *Equity Marketing, Inc................................        5,800           93,706
 *Equity Oil Co........................................      142,900          165,228
 Eskimo Pie Corp.......................................       41,400          393,300
 Espey Manufacturing & Electronics Corp................        3,500           51,187
 *Esterline Technologies Corp..........................      198,942        2,499,209
                                                               SHARES          VALUE+
                                                               ------          ------
 Ethyl Corp............................................      481,800   $    2,017,537
 *Evans & Sutherland Computer Corp.....................      169,800        2,191,481
 *Evans, Inc...........................................       17,175            5,367
 *Evergreen Resources, Inc.............................       17,000          356,469
 *Exabyte Corp.........................................      373,100        2,605,870
 *Exar Corp............................................      101,500        4,951,297
 *Executone Information Systems, Inc...................      290,500          780,719
 Exide Corp............................................      378,900        3,907,406
 *Exponent, Inc........................................       69,500          471,297
 Ezcorp, Inc. Class A Non-Voting.......................      145,600          559,650
 FBL Financial Group, Inc. Class A.....................      156,100        2,712,237
 *FEI Co...............................................      262,700        2,167,275
 FFLC Bancorp..........................................       50,833          794,266
 FFY Financial Corp....................................       84,600        1,306,012
 FNB Financial Services Corp...........................       11,900          138,337
 *FPIC Insurance Group, Inc............................       12,600          237,037
 FSF Financial Corp....................................        6,300           76,781
 *FSI International, Inc...............................      267,500        2,516,172
 *FTI Consulting, Inc..................................       62,500          351,562
 Fab Industries, Inc...................................       87,081        1,023,202
 *Fairchild Corp. Class A..............................      443,729        3,217,035
 Falcon Products, Inc..................................      105,600          990,000
 *#Family Golf Centers, Inc............................      164,100          269,227
 *Fansteel, Inc........................................       74,700          336,150
 *Farm Family Holdings, Inc............................       28,500        1,161,375
 Farmer Brothers Co....................................           84           13,986
 *Farr Co..............................................       52,200          513,844
 Farrel Corp...........................................       62,200          126,344
 *Featherlite Manufacturing, Inc.......................       12,300           81,103
 Federal Screw Works...................................        2,000           90,125
 *Fibermark, Inc.......................................       94,450        1,180,625
 *Fiberstars, Inc......................................       12,900           57,244
 Fidelity Bancorp, Inc. Delaware.......................       32,700          573,272
 Fidelity Bankshares, Inc..............................        8,000          133,000
 *Fidelity Federal Bancorp.............................       20,000           48,125
 *Fidelity National Corp...............................       76,700          568,059
 Fidelity National Financial, Inc......................      402,200        6,058,137
 *Filenes Basement Corp................................      196,100           41,181
 *Finish Line, Inc. Class A............................      205,000        1,351,719
 *Finishmaster, Inc....................................      120,000          810,000
 *Finlay Enterprises, Inc..............................       50,800          735,012
 First Albany Companies, Inc...........................       35,085          430,888
 *First Alliance Corp..................................       10,900           28,272
 First Bell Bancorp, Inc...............................       59,600          955,462
 *First Cash, Inc......................................       79,000          587,562
 First Charter Corp....................................          600            9,694
 First Defiance Financial Corp.........................      126,600        1,491,506
 First Essex Bancorp...................................       88,000        1,443,750
 Firstfed America Bancorp, Inc.........................       14,900          188,112
 First Federal Bancshares of Arkansas, Inc.............       54,500          916,281
 First Federal Capital Corp............................      131,220        1,943,696
 First Federal Savings & Loan Association of East
   Hartford, CT........................................       31,000          918,375
 First Financial Holdings, Inc.........................      100,600        1,820,231
 First Indiana Corp....................................       92,306        2,157,653
 *First Investors Financial Services Group, Inc........      120,600          655,762
 First Keystone Financial, Inc.........................       38,800          417,100
 First Mariner Bank Corp...............................       34,200          313,144
 First Midwest Financial, Inc..........................       18,800          241,462
 First Northern Capital Corp...........................      102,300        1,099,725

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 First Oak Brook Bancshares, Inc. Class A..............       29,000   $      542,844
 *First Republic Bank..................................      117,403        2,766,308
 First Savings Bancorp, Inc. North Carolina............       48,000          927,000
 First SecurityFed Financial, Inc......................       25,200          286,650
 First Sentinel Bancorp, Inc...........................      332,200        2,766,603
 *#First Team Sports, Inc..............................       85,600          203,300
 First Washington Bancorp, Inc.........................      150,180        2,487,356
 Firstbank Corp........................................        5,300           70,391
 *FirstFed Financial Corp. DE..........................      312,000        4,816,500
 Firstspartan Financial Corp...........................       38,700          718,369
 *Firstwave Technologies, Inc..........................       45,700          165,662
 *Fischer Imaging Corp.................................      100,600          172,906
 *Fisher Scientific, International, Inc................        8,400          223,650
 Flag Financial Corp...................................       19,150          135,247
 Flagstar Bancorp, Inc.................................       22,000          351,312
 *Flander Corp.........................................      488,000        1,570,750
 Fleetwood Enterprises, Inc............................      100,000        2,100,000
 Fleming Companies, Inc................................      517,997        6,248,339
 Flexsteel Industries, Inc.............................       80,600        1,118,325
 Florida Rock Industries, Inc..........................       65,000        2,031,250
 *Florsheim Group, Inc.................................       93,700          278,172
 Flushing Financial Corp...............................      132,850        2,117,297
 *Foilmark, Inc........................................       81,358          244,074
 *Foodarama Supermarkets, Inc..........................       12,400          331,700
 Foothill Independent Bancorp..........................       45,818          632,861
 *Forest Oil Corp......................................      109,500        1,252,406
 *Forward Air Corp., Inc...............................       32,400        1,014,525
 *Foster (L.B.) Co. Class A............................      149,700          734,466
 Foster Wheeler Corp...................................      482,100        4,911,394
 *Four Media Co........................................      144,300        1,808,259
 Frankfort First Bancorp, Inc..........................       25,650          384,750
 Franklin Bank National Associaton Southfield, MI......       40,883          357,087
 *Franklin Covey Co....................................      300,900        2,200,331
 *Franklin Electronic Publishers, Inc..................       98,200          491,000
 Freds, Inc. Class A...................................      215,750        2,818,234
 Freedom Securities Corp...............................      190,000        2,481,875
 Fremont General Corp..................................      334,700        1,694,419
 *French Fragrances, Inc...............................       20,000          148,125
 Frequency Electronics, Inc............................       96,000          804,000
 *Fresh America Corp...................................       13,600           61,200
 *Fresh Choice, Inc....................................       64,900          113,575
 *Fresh Foods, Inc.....................................       87,000          649,781
 *Friede Goldman International.........................      111,948          944,561
 *Friedman Billings Ramsey Group, Inc. Class A.........      176,400        1,047,375
 Friedman Industries, Inc..............................       93,343          338,368
 Friedmans, Inc. Class A...............................      161,400        1,215,544
 Frisch's Restaurants, Inc.............................       89,105          857,636
 *Fritz Companies, Inc.................................      250,300        2,463,891
 Frontier Insurance Group, Inc.........................      526,700        1,580,100
 Frozen Food Express Industries, Inc...................      299,100        1,299,216
 *G-III Apparel Group, Ltd.............................       80,900          227,531
 GA Financial, Inc.....................................       75,100        1,013,850
 GBC Bancorp...........................................      105,800        2,238,331
 *GC Companies, Inc....................................      131,300        3,701,019
 *GP Strategies Corp...................................      122,965          968,349
 *GT Interactive Software Corp.........................       99,500          203,664
 *GZA Geoenvironmental Technologies, Inc...............       38,200          145,637
 *Gadzooks, Inc........................................      127,900        1,091,147
                                                               SHARES          VALUE+
                                                               ------          ------
 Gainsco, Inc..........................................      322,200   $    1,913,062
 *Galey & Lord, Inc....................................      259,000          647,500
 *GameTech International, Inc..........................       15,100           69,837
 *#Gantos, Inc.........................................       28,116           29,434
 Garan, Inc............................................       58,000        1,790,750
 *Garden Fresh Restaurant Corp.........................       56,600          944,512
 *Garden Ridge Corp....................................       73,800          834,862
 *Gart Sports Co.......................................       16,137           94,805
 *Gasonics International, Inc..........................      109,500        1,683,562
 *Geerling & Wade, Inc.................................       27,500          257,812
 *Gehl Co..............................................       78,100        1,444,850
 Gencorp, Inc..........................................       11,100          121,406
 General Binding Corp..................................          100              816
 *General Cigar Holdings, Inc. Class A.................      155,400        1,175,212
 *General Communications, Inc. Class A.................      841,800        3,446,119
 *#General Datacomm Industries, Inc....................      212,500        1,301,562
 *General Semiconductor, Inc...........................        8,100          111,375
 *Genesee & Wyoming, Inc...............................          300            3,562
 *Genesis Health Ventures, Inc.........................      498,600        1,402,312
 Genesis Worldwide, Inc................................       46,300          193,881
 *#Geneva Steel Co. Class A............................       93,000           25,575
 *Genlyte Group, Inc...................................       85,500        2,057,344
 *Gensym Corp..........................................       74,000          361,906
 *Geoscience Corp......................................       50,000          328,125
 *Gerber Childrenswear, Inc............................       30,000          138,750
 Gerber Scientific, Inc................................      262,000        5,043,500
 *Getty Petroleum Marketing, Inc.......................      199,100          597,300
 *Giant Group, Ltd.....................................       50,600          183,425
 *Giant Industries, Inc................................      159,900        1,389,131
 Gibraltar Steel Corp..................................       41,300          978,294
 *Gibson Greetings, Inc................................      285,000        2,707,500
 *Giga-Tronics, Inc....................................       19,900          107,584
 *Gish Biomedical, Inc.................................       42,300          144,084
 Glatfelter (P.H.) Co..................................      491,600        6,329,350
 Gleason Corp..........................................      120,050        2,130,887
 *Glenayre Technologies, Inc...........................      835,100        3,901,483
 *Global Industrial Technologies, Inc..................      265,900        3,356,987
 *Globe Business Resources, Inc........................       43,500          553,266
 *#Golden Books Family Entertainment, Inc..............       90,800           16,798
 Golden Enterprises, Inc...............................        2,800            7,962
 *Golden State Vintners, Inc...........................        7,100           24,739
 *Good Guys, Inc.......................................      236,000        1,932,250
 *Goodys Family Clothing...............................       12,200           80,444
 Gorman-Rupp Co........................................       44,000          786,500
 *Gottschalks, Inc.....................................      208,600        1,877,400
 *Government Technology Services, Inc..................      102,600          323,831
 *Gradco Systems, Inc..................................       88,200           92,334
 *Graham Corp..........................................       25,950          184,894
 Grand Premier Financial, Inc..........................       65,897        1,107,893
 *Grand Union Co.......................................      154,600        1,632,962
 Granite State Bankshares, Inc.........................       22,800          503,025
 Gray Communications Systems, Inc......................       35,950          624,631
 *Greenbriar Corp......................................       10,700            6,687
 Greenbrier Companies, Inc.............................      224,800        2,248,000
 *Grey Wolf, Inc.......................................        6,200           17,050
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          270,312
 *Griffon Corp.........................................      305,700        2,350,069
 *Group 1 Software, Inc................................       16,900          256,669
 *Group Maintenance America Corp.......................       16,900          154,212
 Guarantee Life Companies, Inc.........................      108,100        3,401,772

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Guaranty Federal Bancshares, Inc......................        9,700   $      107,912
 *Guest Supply, Inc....................................       76,200        1,085,850
 Guilford Mills, Inc...................................      402,900        2,921,025
 *Gulf Island Fabrication, Inc.........................       11,200          103,250
 *Gulfmark Offshore, Inc...............................       39,600          568,012
 *Gundle/SLT Environmental, Inc........................      267,900        1,105,087
 *Gymboree Corp........................................      382,600        2,319,512
 HCC Insurance Holdings, Inc...........................       36,600          388,875
 *HEI, Inc.............................................       10,200           63,112
 HF Financial Corp.....................................       52,150          661,653
 *HMI Industries, Inc..................................       27,800           37,356
 HMN Financial, Inc....................................       67,900          863,603
 *HMT Technology Corp..................................      704,500        2,542,805
 *HPSC, Inc............................................       42,000          413,437
 *HS Resources, Inc....................................      233,000        3,014,437
 *Ha-Lo Industries, Inc................................      250,800        1,567,500
 *Hadco Corp...........................................       80,000        3,780,000
 Haggar Corp...........................................       96,700        1,202,706
 *Hagler Bailly, Inc...................................        8,300           45,391
 *Hahn Automotive Warehouse, Inc.......................       38,746           46,011
 Halifax Corp..........................................       24,000          130,500
 Hallmark Capital Corp.................................       33,000          324,844
 *Hampshire Group, Ltd.................................       19,100          170,706
 *Hampton Industries, Inc..............................       68,594          167,198
 Hancock Fabrics, Inc..................................       97,900          391,600
 *Handleman Co.........................................      484,436        7,478,481
 *Hanger Orthopedic Group, Inc.........................      144,500        1,481,125
 Harbor Florida Bancshares, Inc........................       12,700          160,734
 *Harding Lawson Associates Group, Inc.................       61,700          460,822
 Hardinge Brothers, Inc................................      134,000        1,829,937
 Harleysville Group, Inc...............................      374,100        5,623,191
 Harman International Industries, Inc..................       47,300        2,435,950
 Harmon Industries, Inc................................          200            2,500
 #Harnischfeger Industries, Inc........................      266,100          282,731
 *Harry's Farmers Market, Inc. Class A.................       46,100           41,778
 *Hartmarx Corp........................................      687,800        2,622,237
 *Harvey Entertainment Co..............................       52,400          255,450
 *Hastings Entertainment, Inc..........................      135,800          666,269
 Hastings Manufacturing Co.............................        1,700           16,256
 *Hathaway Corp........................................       45,300           53,794
 *Hauser, Inc..........................................       32,775           78,865
 Haven Bancorp, Inc....................................      110,600        1,790,337
 Haverty Furniture Co., Inc............................      280,200        3,852,750
 *Hawaiian Airlines, Inc...............................      568,400        1,243,375
 *Hawk Corp............................................      177,000          951,375
 *Hawker Pacific Aerospace.............................       84,000          385,875
 *Hawthorne Financial Corp.............................       80,400        1,115,550
 *Headway Corporate Resources, Inc.....................       93,700          348,447
 *Health Management Systems, Inc.......................      185,800          853,519
 *Health Risk Management, Inc..........................       55,900          380,819
 *Health Systems Design Corp...........................       90,000          478,125
 *Healthcare Recoveries, Inc...........................       33,700          110,052
 *Healthcare Services Group, Inc.......................      146,200        1,187,875
 *Healthcor Holdings...................................       65,300            3,918
 Healthplan Services Corp..............................      269,500        1,768,594
 *Hector Communications Corp...........................        8,500          132,812
 Heico Corp............................................        6,300          107,887
 Heilig-Meyers Co......................................      984,950        3,570,444
 *Heist (C.H.) Corp....................................       16,800          105,000
 *Hello Direct, Inc....................................       84,100        1,011,828
 Heritage Financial Corp...............................       43,800          370,931
 *Herley Industries, Inc...............................       26,733          368,414
                                                               SHARES          VALUE+
                                                               ------          ------
 *Hexcel Corp..........................................      305,450   $    1,813,609
 *Hi-Shear Industries, Inc.............................       53,500          123,719
 *Hi-Tech Pharmacal, Inc...............................       52,900          260,367
 *High Plains Corp.....................................      177,300          249,328
 *Highlands Insurance Group, Inc.......................      193,310        1,401,497
 *Hirsch International Corp. Class A...................       90,000          127,969
 *Hoenig Group, Inc....................................      104,700        1,037,184
 *Holiday RV Superstores, Inc..........................       70,700          333,616
 Holly Corp............................................      101,200        1,454,750
 *Hollywood Casino Corp. Class A.......................       32,900          111,037
 *Hollywood Entertainment Corp.........................       31,500          445,922
 *Hollywood Park, Inc..................................      269,800        5,446,587
 *Hologic, Inc.........................................      274,400        1,474,900
 Home Bancorp..........................................       13,800          280,312
 Home Federal Bancorp..................................       34,875          815,203
 *Home Loan Financial Corp.............................          700            6,344
 Home Port Bancorp, Inc................................       14,500          386,062
 *Home Products International, Inc.....................      124,450        1,116,161
 *Homebase, Inc........................................      773,650        2,659,422
 *#Homegold Financial, Inc.............................       50,000           33,594
 *Homestead Village, Inc...............................      241,800          574,275
 Horizon Financial Corp................................       83,365          838,860
 *Horizon Health Corp..................................      104,700          778,706
 *Horizon Offshore, Inc................................       34,200          214,819
 *Horizon Pharmacies, Inc..............................       25,000           73,437
 *Hospitality Worldwide Services, Inc..................      144,500          397,375
 *Hot Topic, Inc.......................................       12,000          530,625
 *Houston Exploration Co...............................      310,400        6,208,000
 *Hovnanian Enterprises, Inc. Class A..................      216,784        1,381,998
 #Howell Corp..........................................      104,200          638,225
 *Hub Group, Inc. Class A..............................      106,600        1,845,512
 *Hudson Hotels Corp...................................       14,300           15,641
 *Hudson River Bancorp, Inc............................        4,800           52,350
 *Hudson Technologies, Inc.............................       61,600          121,275
 Huffy Corp............................................      147,700          969,281
 Hughes Supply, Inc....................................      266,800        6,319,825
 Hunt (J.B.) Transport Services, Inc...................      403,700        5,336,409
 Hunt Corp.............................................       62,850          518,512
 Huntco, Inc. Class A..................................       84,500          184,844
 *Hurco Companies, Inc.................................       78,000          302,250
 *Hutchinson Technology, Inc...........................      192,600        3,551,062
 *#Hvide Marine, Inc. Class A..........................      110,500           14,917
 *Hycor Biomedical, Inc................................       77,700          177,253
 *Hypercom Corp........................................      216,800        2,046,050
 *Hyseq, Inc...........................................      294,100        1,985,175
 *ICF Kaiser International, Inc........................      123,000           69,187
 *ICT Group, Inc.......................................       53,700          657,825
 *ICU Medical, Inc.....................................       71,400        1,095,544
 *IEC Electronics Corp.................................      118,600          274,262
 *IFR Systems, Inc.....................................      124,200          481,275
 *IHOP Corp............................................       69,900        1,083,450
 *II-VI, Inc...........................................      139,600        2,425,550
 IMCO Recycling, Inc...................................      280,600        3,612,725
 *IRI International Corp...............................       15,600           66,300
 ISB Financial Corp. LA................................      105,300        1,684,800
 *IT Group, Inc .......................................      190,079        1,983,950
 *ITC Learning Corp....................................       49,200           79,950
 *ITEQ, Inc............................................      305,059          262,160
 *ITLA Capital Corp....................................      134,200        1,966,869
 *IVI Checkmate Corp...................................      158,505          549,814
 Ico, Inc..............................................      241,800          374,034
 *Ikos Systems, Inc....................................       10,600           81,819
 *Il Fornaio (America) Corp............................        7,700           46,561

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Imation Corp.........................................      149,400   $    4,808,812
 *Immucor, Inc.........................................       61,100          756,112
 *Imperial Credit Industries, Inc......................      369,000        2,167,875
 Imperial Sugar Co.....................................      575,700        2,302,800
 *In Focus Systems, Inc................................      253,500        5,283,891
 *Inacom Corp..........................................      443,300        2,632,094
 Independence Holding Co...............................       52,600          598,325
 Independent Bank East.................................       65,726        1,086,533
 Industrial Bancorp, Inc...............................       29,200          507,350
 *Industrial Distribution Group, Inc...................      155,000          590,937
 *Industrial Holdings, Inc.............................        3,100            7,944
 *Industri-Matematik International Corp. ADR...........        2,900            8,428
 *Inference Corp. Class A..............................      115,000          542,656
 *Infinium Software, Inc...............................        4,300           21,231
 *#Infonautics Corp. Class A...........................       64,100          497,777
 *Information Management Associates, Inc...............      102,500          411,602
 *Information Resources, Inc...........................      383,400        3,828,009
 Ingles Market, Inc. Class A...........................      201,000        2,355,469
 *Innodata Corp........................................       11,598           93,146
 *Innovative Clinical Solutions, Ltd...................      261,200          130,600
 *#Innovative Gaming Corp. of America..................        6,600           11,344
 Innovex, Inc..........................................       16,600          149,919
 *Inprise Corp.........................................      159,200        1,422,850
 *Input Software, Inc..................................       86,400          394,200
 *Input/Output, Inc....................................      351,000        1,886,625
 *Insignia Financial Group, Inc........................      313,000        2,543,125
 *Insilco Holding Co...................................          432           10,908
 *Insituform East, Inc.................................       31,200           49,725
 *Insituform Technologies, Inc. Class A................      125,900        3,155,369
 *Inso Corp............................................      171,100        3,887,178
 *Inspire Insurance Solutions, Inc.....................       95,700          602,611
 Insteel Industries, Inc...............................      103,100          869,906
 *Insurance Auto Auctions, Inc.........................      143,100        2,043,647
 *Integra, Inc.........................................      104,800          170,300
 *IntegraMed America, Inc..............................       37,000          117,359
 *Integrated Device Technology, Inc....................      526,087       12,379,485
 *Integrated Electrical Services, Inc..................       49,300          523,812
 *Integrated Measurement System, Inc...................       83,800        1,170,581
 *Integrated Silicon Solution, Inc.....................      214,300        1,952,139
 *Intellicall, Inc.....................................       29,500           16,594
 *Intelligent Systems Corp.............................       52,375          139,121
 *Inter Parfums, Inc...................................      103,200          948,150
 *Interface Systems, Inc...............................       43,100          602,053
 Interface, Inc. Class A...............................      505,000        2,288,281
 *Intergraph Corp......................................      792,900        3,555,661
 *Interlink Electronics................................       35,000        1,046,719
 *Interlinq Software Corp..............................       62,200          270,181
 *Intermagnetics General Corp..........................      143,980          962,866
 Intermet Corp.........................................      207,700        2,089,981
 International Aluminum Corp...........................       48,900        1,207,219
 International Multifoods Corp.........................      282,000        3,930,375
 *International Rectifier Corp.........................      624,600       12,648,150
 *International Remote Imaging Systems, Inc............        6,200            4,262
 International Shipholding Corp........................       71,475          964,912
 *International Speciality Products, Inc...............      342,300        2,866,762
 *International Telecommunication Data Systems, Inc....      150,000        1,959,375
 *International Thoroughbred Breeders, Inc.............      110,000           48,400
 *International Total Services, Inc....................       74,900          100,413
                                                               SHARES          VALUE+
                                                               ------          ------
 Interpool, Inc........................................      528,400   $    4,689,550
 *Interstate National Dealers Services, Inc............          900            5,484
 *Intertan, Inc........................................      190,200        4,552,912
 *Intervisual Books, Inc. Class A......................        9,900           18,562
 *Intervoice, Inc......................................       43,871          659,436
 *Intevac, Inc.........................................        5,100           20,081
 Investors Title Co....................................       18,200          320,206
 *Invision Technologies, Inc...........................        7,800           31,444
 *Invivo Corp..........................................        1,500           19,406
 *Ionics, Inc..........................................      146,600        3,912,387
 *Iridex Corp..........................................       74,300          691,919
 Isco, Inc.............................................       84,600          424,322
 *Isle of Capri Casinos, Inc...........................      323,400        4,173,881
 *Isolyser Co., Inc....................................      597,600        1,699,425
 *#Itron, Inc..........................................       54,400          345,100
 *J & J Snack Foods Corp...............................      170,100        3,205,322
 *J. Alexander's Corp..................................       71,500          218,969
 *J. Jill Group, Inc...................................       13,150           71,709
 *JDA Software Group, Inc..............................       66,700          935,884
 *JLK Direct Distribution, Inc. Class A................      103,000        1,004,250
 *JLM Industries, Inc..................................      115,000          420,469
 *JPM Co...............................................        2,000           18,000
 *JPS Industries, Inc..................................        1,500            4,500
 JSB Financial, Inc....................................      105,600        6,243,600
 *JWGenesis Financial Corp.............................        9,500          153,187
 *Jackpot Enterprises, Inc.............................      106,500          871,969
 Jacksonville Bancorp, Inc.............................       16,200          250,087
 *Jaclyn, Inc..........................................       26,900           75,656
 *Jaco Electronics, Inc................................       70,446          261,971
 *Jacobson Stores, Inc.................................       67,850          468,589
 *Jan Bell Marketing, Inc..............................      316,200          889,312
 *Jason, Inc...........................................      288,900        2,166,750
 Jefferies Group, Inc..................................        4,200           83,475
 Jefferson Savings Bancorp, Inc........................       63,300          759,600
 *Jo-Ann Stores, Inc. Class A..........................       35,700          466,331
 *Jo-Ann Stores, Inc. Class B..........................       35,700          432,862
 *Johnson Worldwide Associates, Inc. Class A...........      122,100          959,630
 *Johnston Industries, Inc.............................      117,525          183,633
 *Jones Apparel Group, Inc.............................      171,448        4,575,518
 *Jos. A. Bank Clothiers, Inc..........................      117,300          322,575
 *Jps Packaging Company................................       59,650          175,222
 *#Just for Feet, Inc..................................      329,900          412,375
 Justin Industries, Inc................................      352,400        5,473,212
 K Swiss, Inc. Class A.................................       51,500          735,484
 *K-Tron International, Inc............................        6,300           89,381
 K2, Inc...............................................      269,580        1,988,152
 *KBK Capital Corp.....................................       65,000          316,875
 KCS Energy, Inc.......................................      184,300          138,225
 *KLLM Transport Services, Inc.........................       52,099          329,689
 *KVH Industries, Inc..................................       59,200          182,225
 *Kaiser Aluminum Corp.................................      807,815        5,351,774
 *Kaiser Ventures, Inc.................................      121,400        1,676,837
 Kaman Corp. Class A...................................      265,900        3,165,872
 *Kasper A.S.L., Ltd...................................       59,900          175,956
 Katy Industries, Inc..................................      135,800        1,425,900
 Kaye Group, Inc.......................................       40,000          345,000
 Keithley Instruments, Inc.............................        4,500           92,531
 *Kellstrom Industries, Inc............................       30,400          266,950
 Kellwood Co...........................................      333,718        6,924,648
 *Kemet Corp...........................................      133,200        4,816,012
 Kenan Transport Co....................................          200            6,575

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Kendle International, Inc............................       53,600   $      435,500
 Kennametal, Inc.......................................       45,300        1,506,225
 *Kent Electronics Corp................................      166,450        3,817,947
 *Kentucky Electric Steel, Inc.........................       32,600           94,744
 Kentucky First Bancorp, Inc...........................       11,700          119,925
 *Kevco, Inc...........................................      138,800          403,387
 Kewaunee Scientific Corp..............................       30,800          313,775
 *Key Energy Group, Inc................................      153,100          765,500
 *Key Production Co., Inc..............................      146,612        1,191,222
 *Key Technology, Inc..................................       53,800          405,181
 *Key Tronic Corp......................................      149,400          625,612
 *Keystone Automotive Industries, Inc..................      243,100        1,397,825
 *Keystone Consolidated Industries, Inc................      114,586          451,182
 Kimball International, Inc. Class B...................      310,400        5,131,300
 *Kimmins Corp.........................................       16,000            6,250
 *Kinark Corp..........................................       73,400           91,750
 *Kinnard Investment, Inc..............................       73,600          420,900
 *Kit Manufacturing Co.................................       11,100           52,725
 *Kitty Hawk, Inc......................................      139,800        1,092,187
 Klamath First Bancorp, Inc............................      131,900        1,500,362
 Knape & Vogt Manufacturing Co.........................       34,031          513,655
 *Komag, Inc...........................................      949,600        2,225,625
 *Koss Corp............................................       45,700          682,644
 *Krug International Corp..............................       65,400           85,837
 *Kulicke & Soffa Industries, Inc......................      204,900        7,293,159
 *LMI Aerospace, Inc...................................        1,000            3,266
 LNR Property Corp.....................................      286,300        5,046,037
 LSB Industries, Inc...................................       99,500           77,734
 LSI Industries, Inc...................................        5,830          140,831
 LTV Corp..............................................    1,055,700        3,694,950
 *LTX Corp.............................................      320,500        5,799,047
 LaCrosse Footwear, Inc................................       10,600           63,600
 LabOne, Inc...........................................       91,950          706,866
 *Laboratory Corp. of America Holdings, Inc............      424,700        1,592,625
 *Labtec, Inc..........................................       17,833           69,103
 *#Laclede Steel Co....................................       44,100           19,294
 *Ladd Furniture, Inc..................................      105,527        2,232,556
 *Ladish Co., Inc......................................      228,200        1,565,309
 *Lakeland Industries, Inc.............................        3,600           14,850
 *Lakes Gaming, Inc....................................      152,125        1,307,324
 *Lam Research Corp....................................      180,600       13,985,212
 *Lamson & Sessions Co.................................      156,100          819,525
 *Lancer Corp..........................................       71,500          384,312
 *Landair Corp.........................................       16,200           82,012
 Landamerica Financial Group, Inc......................      210,712        4,095,714
 *Landrys Seafood Restaurants, Inc.....................      442,000        3,902,031
 *Larscom, Inc.........................................       63,000          281,531
 *LaserSight Corporation...............................       60,100          768,153
 Lawson Products, Inc..................................      250,000        5,726,562
 *Layne Christensen Co.................................      125,600          847,800
 *Lazare Kaplan International, Inc.....................      122,500          949,375
 *Leapnet, Inc.........................................      113,300          617,839
 *Learn2.com, Inc......................................       90,454          272,775
 *Lechters, Inc........................................      263,400          411,562
 Lesco, Inc............................................       52,900          795,153
 *Let's Talk Cellular & Wireless, Inc..................          400            1,512
 Liberty Bancorp, Inc..................................        2,800           18,112
 *Life Financial Corp..................................        7,000           27,891
 *Lifeline Systems, Inc................................       14,400          219,600
 Lifetime Hoan Corp....................................      138,200          703,956
 Lillian Vernon Corp...................................      113,100        1,357,200
                                                               SHARES          VALUE+
                                                               ------          ------
 *Lindal Cedar Homes, Inc..............................        8,000   $       20,375
 Lindberg Corp.........................................       73,300          641,375
 *Lodgenet Entertainment Corp..........................       29,000          521,094
 *Lodgian, Inc.........................................      396,900        2,282,175
 *Loehmanns, Inc.......................................       65,000            5,850
 *Loews Cineplex Entertainment Corp....................      818,200        5,318,300
 *Logic Devices, Inc...................................       78,700          174,616
 *Lone Star Steakhouse Saloon..........................      498,800        3,764,381
 Longview Fibre Co.....................................      246,300        3,140,325
 *Louis Dreyfus Natural Gas Corp.......................      484,900        8,728,200
 Luby's Cafeterias, Inc................................       70,500          819,562
 Lufkin Industries, Inc................................       90,200        1,257,163
 *Lumisy, Inc..........................................      172,100          548,569
 *Lunar Corp...........................................       95,850          667,955
 *Lydall, Inc. DE......................................      279,000        2,493,563
 *Lynch Corp...........................................        6,200          141,050
 *Lynch Interactive Corp...............................        6,200          423,150
 M.A. Hanna Co.........................................      109,900        1,147,081
 *M.H. Meyerson & Co., Inc.............................       51,600          220,913
 *MB Financial, Inc....................................       29,600          385,725
 MDC Holdings, Inc.....................................      399,288        5,964,365
 *MEMC Electronic Materials, Inc.......................      378,300        4,539,600
 MFB Corp..............................................       19,200          354,000
 *MFRI, Inc............................................       54,900          243,619
 MI Schottenstein Homes, Inc...........................      184,800        2,910,600
 *MIM Corp.............................................       46,400          101,500
 MMI Companies, Inc....................................      247,700        1,006,281
 *MRV Communications, Inc..............................      246,300        7,873,903
 *MS Carriers, Inc.....................................      163,100        4,271,181
 MTS Systems Corp......................................      194,310        1,946,136
 MYR Group, Inc........................................       38,610          719,111
 *Mac-Gray Corp........................................       37,500          147,656
 *Mackie Designs, Inc..................................        1,000            5,250
 *Made2Manage Systems, Inc.............................       81,000          554,344
 *Magellan Health Services, Inc........................      357,500        2,234,375
 *Magnetek, Inc........................................      370,200        2,475,713
 *Magnum Hunter Resources, Inc.........................      106,400          339,150
 *Main Street & Main, Inc..............................      117,300          399,553
 *Main Street Bancorp, Inc.............................        2,200           23,306
 *Mallon Resources Corp................................       46,100          276,600
 *Manchester Equipment Co., Inc........................       66,700          210,522
 *Manugistic Group, Inc................................      202,300        3,401,169
 *Mapinfo Corp.........................................       88,600        2,120,863
 Marcus Corp...........................................      273,950        3,492,863
 *Marine Drilling Companies, Inc.......................       17,000          286,875
 *Marine Transport Corp................................      118,670          315,217
 *Marisa Christina, Inc................................       94,000          173,313
 Maritrans, Inc........................................      162,200          902,238
 *MarkWest Hydrocarbon, Inc............................      155,500          855,250
 *Marlton Technologies, Inc............................       88,300          165,563
 Marsh Supermarkets, Inc. Class A......................       42,900          589,875
 Marsh Supermarkets, Inc. Class B......................       56,900          593,894
 Massbank Corp. Reading, MA............................       40,266        1,313,678
 *Matec Corp...........................................        6,900           36,225
 *Material Sciences Corp...............................      311,200        3,403,750
 *Matlack Systems, Inc.................................      117,642          463,215
 *Matria Healthcare, Inc...............................      545,700        2,123,114
 *Matrix Pharmaceutical, Inc...........................      305,900        1,586,856
 *Matrix Service Co....................................      114,300          521,494
 *Mattson Technology, Inc..............................      176,700        2,860,331
 *Maverick Tube Corp...................................      172,200        3,696,919
 *Max & Ermas Restaurants, Inc.........................       41,900          285,444
 *Maxco, Inc...........................................       38,500          318,227

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Maxicare Health Plans, Inc...........................      182,800   $      588,388
 *Maxim Group, Inc.....................................      304,000        1,710,000
 *Maxwell Shoe Company, Inc............................        6,500           56,469
 *Maxwell Technologies, Inc............................        9,500          103,016
 *Maxxam, Inc..........................................       88,800        4,034,850
 *Maynard Oil Co.......................................       53,500          606,891
 *Mazel Stores, Inc....................................      130,000        1,235,000
 McGrath Rent Corp.....................................       80,000        1,442,500
 *McNaughton Apparel Group, Inc........................      114,000          805,125
 McRae Industries, Inc. Class A........................        1,000            5,188
 *McWhorter Technologies, Inc..........................      123,500        1,698,125
 *Meadow Valley Corp...................................       40,464          155,534
 Meadowbrook Insurance Group, Inc......................      169,300        1,005,219
 *Mechanical Dynamics, Inc.............................        8,300           37,869
 Medford Bancorp, Inc..................................      103,600        1,735,300
 *Media 100, Inc.......................................       98,500        1,375,922
 *Media Arts Group, Inc................................       19,000           73,625
 *Medialink Worldwide, Inc.............................          100              600
 *Medical Action Industries, Inc.......................       27,800           91,219
 *Medical Alliance, Inc................................      102,900          191,330
 *Medical Graphics Corp................................       41,700           75,581
 *Medical Resources, Inc...............................       63,218           36,548
 *Medicore, Inc........................................       58,600           84,238
 *Medstone International, Inc..........................       61,100          363,736
 Merchants Bancorp, Inc................................       39,400        1,278,038
 Merchants Group, Inc..................................       25,600          582,400
 *Mercury Air Group, Inc...............................       15,300          122,400
 Meridian Insurance Group, Inc.........................       51,700          798,119
 *Meridian Medical Technology, Inc.....................       16,400           90,713
 *Meridian Resource Corp...............................      161,000          593,688
 *Merisel, Inc.........................................      335,800          556,169
 *MeriStar Hotels & Resorts, Inc.......................       20,000           67,500
 *Merit Medical Systems, Inc...........................       25,600          169,600
 *Merix Corp...........................................       78,100          944,522
 *Merrimac Industries, Inc.............................       11,770           91,218
 *Mesa Air Group, Inc..................................      464,100        2,349,506
 *Mesa Labs, Inc.......................................       17,000           63,219
 *Mestek, Inc..........................................       13,500          251,438
 *Metacreations Corp...................................       69,600          489,375
 *Metal Management, Inc................................      409,500          940,570
 *Metals USA, Inc......................................      180,700        1,513,363
 *Metatec Corp. Class A................................      103,900          269,491
 *Metrika System Corp..................................       55,000          340,313
 *Metrocall, Inc.......................................      461,710          952,277
 *Metromedia International Group, Inc..................    1,155,000        5,197,500
 *Michael Anthony Jewelers, Inc........................       89,000          278,125
 Michael Foods, Inc....................................      173,981        4,376,710
 *Michaels Stores, Inc.................................      559,900       17,584,359
 *Micro Linear Corp....................................      178,100        1,268,963
 *Micro Warehouse, Inc.................................      528,700        6,228,747
 *Microage, Inc........................................      268,100          795,922
 *Microcide Pharmaceuticals, Inc.......................       91,000          661,172
 MicroFinancial, Inc...................................       30,000          339,375
 *Micros to Mainframes, Inc............................        6,200           26,834
 *Microsemi Corp.......................................       46,100          355,834
 *Microtest, Inc.......................................       99,600          690,975
 *Microtouch Systems, Inc..............................      122,600        1,827,506
 *Microwave Power Dynamics, Inc........................       84,400          642,231
 Mid America Banccorp..................................       86,143        2,471,227
 *Mid Atlantic Medical Services, Inc...................      438,300        3,506,400
 *Middleby Corp........................................      170,000          897,813
 Middlesex Water Co....................................        7,500          262,734
 Midland Co............................................       16,800          388,500
                                                               SHARES          VALUE+
                                                               ------          ------
 *Midway Airlines Corp.................................       98,700   $      737,166
 *Midwest Grain Products, Inc..........................      123,400        1,052,756
 Mikasa, Inc...........................................      198,400        2,157,600
 *Mikohn Gaming Corp...................................      124,400          637,550
 Milacron, Inc.........................................       61,600          897,050
 *Miller Building Systems, Inc.........................       40,900          230,063
 *Miller Industries, Inc...............................      518,550        1,263,966
 *Miltope Group, Inc...................................       53,600           39,363
 Mine Safety Appliances Co.............................       37,600        2,368,800
 Minntech Corp.........................................        4,900           47,163
 Minuteman International, Inc..........................        9,000           87,750
 Mississippi Chemical Corp.............................      454,500        2,414,531
 *Mitcham Industries, Inc..............................       41,700          162,891
 Mobile America Corp...................................       82,500          177,891
 *Modtech Holdings, Inc................................        3,400           24,969
 *Monarch Casino and Resort, Inc.......................        5,200           30,063
 *Monarch Dental Corp..................................      138,400          276,800
 *Monro Muffler Brake, Inc.............................      101,130          714,231
 Monterey Bay Bancorp, Inc.............................       44,500          559,031
 *Moog, Inc. Class A...................................       84,000        2,205,000
 *Moog, Inc. Class B...................................       12,800          515,600
 *Moore Handley, Inc...................................        2,000            3,063
 *Moore Medical Corp...................................       42,100          334,169
 Moore Products Co.....................................       40,400        1,359,713
 *Morrison Knudsen Corp................................      247,100        2,146,681
 *Morrow Snowboards, Inc...............................       22,500            6,750
 *Mother's Work, Inc...................................       67,000          724,438
 *Motor Car Parts & Accessories, Inc...................       71,200          102,827
 *Motor Club of America................................        5,600           55,300
 Movado Group, Inc.....................................      147,700        3,517,106
 *Movie Gallery, Inc...................................      222,100          916,163
 Mueller (Paul) Co.....................................        6,100          197,488
 *Multi Color Corp.....................................        7,600           49,638
 *Multigraphics, Inc...................................        8,000            9,000
 *Multiple Zones International, Inc....................      172,000        1,776,438
 *Mystic Financial, Inc................................          400            4,400
 *N & F Worldwide Corp.................................      257,800        1,417,900
 *NABI, Inc............................................      567,100        2,605,116
 NBT Bancorp...........................................      101,347        1,729,234
 NCH Corp..............................................       84,400        3,935,150
 *NCI Building Systems, Inc............................       71,300        1,185,363
 *#NCS Healthcare, Inc.................................      260,900          697,092
 *NMT Medical, Inc.....................................      121,400          254,181
 *NPS Pharmaceuticals, Inc.............................      173,700        1,036,772
 *NS Group, Inc........................................      265,800        2,757,675
 *Nabors Industries, Inc...............................      242,984        6,454,274
 Nacco Industries, Inc. Class A........................       74,200        3,594,063
 *Napco Security Systems, Inc..........................       52,300          189,588
 Nash Finch Co.........................................      130,000          938,438
 *Nashua Corp..........................................      108,800          802,400
 *Nastech Pharmaceutical Co., Inc......................       95,600          186,719
 *Nathans Famous, Inc..................................       61,200          205,594
 National City Bancorp.................................      109,314        2,145,287
 *National Home Centers, Inc...........................       70,500           87,023
 *National Home Health Care Corp.......................       58,211          245,578
 National Presto Industries, Inc.......................       95,600        3,369,900
 *National Processing, Inc.............................       56,400          486,450
 *National Record Mart, Inc............................       57,900          232,505
 *National Research Corp...............................       78,000          346,125
 *National Standard Co.................................        3,600           13,950
 National Steel Corp. Class B..........................      406,100        2,360,456
 National Technical Systems, Inc.......................       96,300          367,144
 *National Techteam, Inc...............................      283,500        1,125,141

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *National Western Life Insurance Co. Class A..........       24,300   $    1,962,225
 *Natural Alternatives International, Inc..............       68,700          234,009
 *Natural Microsystems Corp............................       96,500        3,510,188
 *Natural Wonders, Inc.................................       89,100          136,434
 *Navigators Group, Inc................................        2,100           25,200
 Nelson (Thomas), Inc..................................      171,300        1,520,288
 *Netmanage, Inc.......................................      706,413        3,521,027
 *NetOptix Corp........................................       69,800        2,499,713
 *Netrix Corp..........................................      111,500        1,006,984
 *Network Computing Devices, Inc.......................      177,600        1,148,850
 *Network Equipment Technologies, Inc..................      368,000        4,531,000
 *Network Peripherals, Inc.............................       52,800        1,819,950
 *Neurocrine Biosciences, Inc..........................      108,900        1,425,909
 *New American Healthcare Corp.........................       23,600           11,800
 *New Brunswick Scientific Co., Inc....................       65,115          358,133
 *New Century Financial Corp...........................        5,600           87,850
 *New Horizons Worldwide, Inc..........................       68,875          947,031
 *New Mexico & Arizona Land Co.........................       83,468          427,774
 *Newcor, Inc..........................................       59,942          153,601
 *Newmark Homes Corp...................................        2,000           14,750
 Newmil Bancorp, Inc...................................       41,900          534,225
 *Newpark Resources, Inc...............................      218,000        1,308,000
 Newport Corp..........................................       74,700        1,904,850
 *Nexthealth, Inc......................................       81,300          114,328
 *Niagara Bancorp, Inc.................................        8,300           86,891
 *Niagara Corp.........................................      123,500          575,047
 *Nitches, Inc.........................................        3,679           12,417
 *Nobel Learning Communities, Inc......................       71,500          576,469
 *Noel Group, Inc......................................       95,400           63,584
 Noland Co.............................................        2,000           36,375
 *Noodle Kidoodle, Inc.................................       88,900          625,078
 *Norstan, Inc.........................................      123,600          888,375
 *Nortek, Inc..........................................       48,900        1,259,175
 North Central Bancshares, Inc.........................       40,100          666,663
 *North Face, Inc......................................      155,700          822,291
 Northeast Bancorp.....................................       22,500          180,000
 Northland Cranberries, Inc. Class A...................       94,200          556,369
 Northrim Bank.........................................          530            5,242
 *Northwest Pipe Co....................................       98,200        1,227,500
 *Novametrix Medical Systems, Inc......................       20,200           80,800
 *Nu Horizons Electronics Corp.........................      116,305        1,054,014
 *NuCo2, Inc...........................................        5,200           49,725
 *Nuevo Energy Co......................................      241,500        3,728,156
 *Numerex Corp. Class A................................       83,200          553,800
 *Nutraceutical International Corp.....................          500            2,242
 Nymagic, Inc..........................................      132,700        1,907,563
 *O'Charleys, Inc......................................        5,000           66,250
 *O'Sullivan Industries Holdings, Inc..................      219,000        3,750,375
 *O.I. Corp............................................       48,200          204,850
 *ODS Networks, Inc....................................      124,500        1,019,344
 OEA, Inc..............................................       74,300          404,006
 *OMI Corp.............................................       40,900           69,019
 *OMNI Energy Services Corp............................       47,800           76,181
 *OSI Pharmaceutical, Inc..............................       91,500          470,367
 *OSI Systems, Inc.....................................       71,800          316,369
 *OTR Express, Inc.....................................       15,000           30,000
 *Oak Technology, Inc..................................      724,800        4,665,900
 Oakwood Homes Corp....................................    1,072,000        3,216,000
 *Objective Systems Integrators, Inc...................      364,800        1,453,500
 *Oceaneering International, Inc.......................      149,000        1,937,000
 OceanFirst Financial Corp.............................      158,700        2,940,909
                                                               SHARES          VALUE+
                                                               ------          ------
 *Ocwen Financial Corp.................................      142,400   $      925,600
 *Offshore Logistics, Inc..............................      351,900        3,475,013
 *Ogden Corp...........................................      195,796        2,545,348
 Oglebay Norton Co.....................................       32,200          711,419
 Ohio Art Co...........................................        3,800           77,425
 Oil-Dri Corp. of America..............................       50,800          752,475
 *Old Dominion Freight Lines, Inc......................      133,400        1,692,513
 Olsten Corp...........................................      302,300        3,060,788
 *Olympic Steel, Inc...................................      186,000          935,813
 *Omega Protein Corp...................................      448,000        1,176,000
 *Omega Worldwide, Inc.................................        7,100           26,847
 *Omtool, Ltd..........................................      257,000          762,969
 *On Command Corp......................................       69,800        1,042,638
 *One Price Clothing Stores, Inc.......................      140,200          372,406
 *Ontrack Data International, Inc......................       23,400          250,819
 *Onyx Acceptance Corp.................................       97,500          719,063
 *Onyx Pharmacueticals, Inc............................       51,100          437,544
 *Opinion Research Corp................................       43,900          301,813
 *Opta Food Ingredients, Inc...........................      176,700          546,666
 *Opti, Inc............................................      163,800          573,300
 Optical Coating Laboratory, Inc.......................       53,200       10,465,438
 *Optika Imaging Systems, Inc..........................      111,500          585,375
 *Option Care, Inc.....................................        2,800            9,363
 *Orbital Sciences Corp................................       41,300          573,038
 Oregon Steel Mills, Inc...............................      471,261        3,828,996
 Oregon Trail Financial Corp...........................       16,500          184,078
 *#Oriole Homes Corp. Class A Convertible..............       20,500           48,688
 *Oriole Homes Corp. Class B...........................       29,400           36,750
 *Orleans Homebuilders, Inc............................       20,100           29,522
 *Oroamerica, Inc......................................      102,400          713,600
 *Ortel Corp...........................................       41,000        2,608,625
 *Orthologic Corp......................................      359,700          888,009
 Oshkosh Truck Corp. Class B...........................      129,600        3,580,200
 *Oshman's Sporting Goods, Inc.........................       65,700          110,869
 *Osmonics, Inc........................................      157,600        1,418,400
 *Ostex International, Inc.............................      105,600          247,500
 *Outlook Group Corp...................................       45,500          207,594
 *Outsource International, Inc.........................       78,400           72,275
 *Overland Data........................................          500            3,359
 Overseas Shipholding Group, Inc.......................      671,400        9,819,225
 Owosso Corp...........................................       98,000          361,375
 Oxford Industries, Inc................................      109,400        2,331,588
 *P-Com, Inc...........................................       35,900          203,059
 *PAM Transportation Services, Inc.....................       45,400          469,606
 *PBOC Holdings, Inc...................................       41,100          341,644
 *PC Service Source, Inc...............................       85,800          219,863
 *PCD, Inc.............................................        1,100            9,006
 *PLM International, Inc...............................       94,800          539,175
 *PMR Corp.............................................       75,700          167,959
 *PPT Vision, Inc......................................       89,000          269,781
 *PS Group Holdings, Inc...............................       31,500          330,750
 PXRE Group, Ltd.......................................      216,583        2,680,215
 *Pameco Corp..........................................       62,200          268,238
 Pamrapo Bancorp, Inc..................................       32,300          718,675
 *Pancho's Mexican Buffet, Inc.........................       14,600           40,834
 *Panera Bread CO......................................      205,800        1,633,538
 *Par Technology Corp..................................      145,500          736,594
 Park Electrochemical Corp.............................      100,300        3,297,363
 *Parker Drilling Co...................................      970,700        3,822,131
 *Park-Ohio Holdings Corp..............................      137,100        1,619,494
 Parkvale Financial Corp...............................       49,925          898,650
 *Parlex Corp..........................................       68,000        1,283,500

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Parlux Fragrances, Inc...............................      196,200   $      723,488
 Patina Oil & Gas Corp.................................      247,626        1,764,335
 Patrick Industries, Inc...............................       78,600          948,113
 Patriot Bank Corp.....................................        4,700           38,334
 *Patterson Energy, Inc................................      134,700        1,704,797
 *Paul Harris Stores, Inc..............................      141,100          456,370
 Paula Financial, Inc..................................       64,200          395,231
 *Paul-Son Gaming Corp.................................       22,700          147,550
 *Paxar Corp...........................................       77,000          654,500
 *Paxson Communications Corp...........................      528,300        6,042,431
 *Payless Cashways, Inc................................        4,156            6,754
 *Pediatric Services of America, Inc...................       83,900           87,833
 *#Pediatrix Medical Group, Inc........................       59,700          462,675
 Peerless Manufacturing Co.............................       16,000          183,000
 Penford Corp..........................................       81,000        1,215,000
 *Penn National Gaming, Inc............................        2,500           19,258
 *#Penn Traffic Company................................        1,160            8,845
 *Penn Treaty American Corp............................       96,000        1,524,000
 Penn Virginia Corp....................................      152,000        2,726,500
 Penn-America Group, Inc...............................      134,000        1,072,000
 Pennfed Financial Services, Inc.......................      112,400        1,766,788
 *Pentacon, Inc........................................       81,200          228,375
 *Penwest Pharmaceuticals Company......................       75,750        1,020,258
 Peoples Bancshares, Inc. Massachusetts................       32,400          638,888
 Pep Boys - Manny, Moe & Jack..........................      258,600        2,505,188
 *Perceptron, Inc......................................      130,500          572,977
 *Perfumania, Inc......................................       27,000           97,031
 *Perini Corp..........................................       71,100          279,956
 *Perrigo Co...........................................      581,700        4,889,916
 *Perry Ellis International, Inc.......................       77,850          885,544
 *Per-Se Technologies, Inc.............................      372,566        2,800,071
 *Personnel Group of America, Inc......................      293,000        2,289,063
 *Petco Animal Supplies, Inc...........................      168,300        2,335,163
 *Petrocorp, Inc.......................................       95,200          589,050
 *Petroglyph Energy, Inc...............................        9,000           21,375
 *Petroleum Development Corp...........................      181,500          774,211
 *PetSmart, Inc........................................       86,300          374,866
 *Pharmchem Laboratories, Inc..........................       64,900          206,869
 *Phar-Mor, Inc........................................      212,400          547,594
 *Philadelphia Consolidated Holding Corp...............        6,400           94,000
 *Phillips (R.H.), Inc.................................       15,700           43,911
 Phillips-Van Heusen Corp..............................      461,700        3,924,450
 *Phoenix International Life Sciences, Inc.............        7,478           41,830
 *Phoenix International, Ltd...........................       54,350          220,797
 Phoenix Investment Partners, Ltd......................      543,400        4,245,313
 *Phoenix Technologies, Ltd............................       88,900        1,272,381
 *Photo Control Corp...................................        4,200            9,975
 *Phycor, Inc..........................................      347,000          509,656
 Piccadilly Cafeterias, Inc............................      148,300          750,769
 *Pico Holdings, Inc...................................       77,720        1,182,801
 *Picturetel Corp......................................      739,000        3,660,359
 Pier 1 Imports, Inc. DE...............................      151,000        1,047,563
 *Piercing Pagoda, Inc.................................       28,300          369,669
 Pilgrim Pride Corp....................................      345,000        2,673,750
 Pilgrim's Pride Corp..................................      165,600          972,900
 #Pillowtex Corp.......................................      183,100          732,400
 Pinnacle Bancshares, Inc..............................        9,800           88,200
 *Pinnacle Global Group, Inc...........................       27,900          149,963
 *Pinnacle Systems, Inc................................       74,600        2,457,138
 Pioneer Standard Electronics, Inc.....................      417,900        5,615,531
                                                               SHARES          VALUE+
                                                               ------          ------
 Pitt-Des Moines, Inc..................................      112,000   $    2,709,000
 Pittston Co. Burlington Group.........................      468,900        4,454,550
 *Planar Systems, Inc..................................      150,600          978,900
 *Plasma-Therm, Inc....................................       36,800          304,750
 *Play By Play Toys and Novelties, Inc.................       65,800          194,316
 *Players International, Inc...........................      448,900        3,493,003
 Pocahontas Bancorp, Inc...............................       25,000          159,375
 *Point West Capital Corp..............................       12,500           69,922
 *Polymedica Industries, Inc...........................       96,540        1,707,551
 *Polymer Group, Inc...................................      598,500       11,259,281
 *Pomeroy Computer Resource, Inc.......................       18,300          229,322
 Pope & Talbot, Inc....................................      239,000        2,853,063
 *Porta Systems Corp...................................        5,100            4,781
 *Powell Industries, Inc...............................       49,000          375,156
 *Powercerv Corp.......................................      191,000          495,406
 *Powertel, Inc........................................      148,400       12,716,025
 *Praegitzer Industries, Inc...........................       35,800          196,341
 Precision Castparts Corp..............................       11,250          305,859
 *Precision Response, Corp.............................      218,600        4,795,538
 *Premiere Technologies, Inc...........................       13,300          101,413
 *Premiumwear, Inc.....................................       33,100          173,775
 Presidential Life Corp................................      346,700        6,132,256
 *Price Communications Corp............................      555,887       13,931,918
 *Pricesmart, Inc......................................       36,850        1,434,847
 *Pride International, Inc.............................      437,200        6,284,750
 *Primark Corp.........................................      355,300        9,437,656
 *Prime Hospitality Corp...............................      457,700        3,976,269
 *Prime Medical Services, Inc..........................      164,900        1,561,397
 Primesource Corp......................................       67,254          407,727
 *Printronix, Inc......................................       87,100        1,507,919
 *Procurenet, Inc......................................       22,400                0
 Professional Bancorp, Inc.............................        1,000            9,500
 *Professionals Group, Inc.............................        1,210           30,704
 *Programmers Paradise, Inc............................       75,200          502,900
 Progress Financial Corp...............................       30,098          393,155
 *ProMedCo Management Company..........................      291,900          606,605
 *Protection One, Inc..................................    1,136,900        1,989,575
 *Protocol Systems, Inc................................      123,200          974,050
 *Provant, Inc.........................................       11,000          241,313
 Providence & Worcester Railroad Co....................       19,300          183,350
 *Provident Financial Holdings, Inc....................       46,700          866,869
 *Proxim, Inc..........................................       55,200        3,098,100
 Pulaski Financial Corp................................       12,100          131,966
 Pulaski Furniture Corp................................       33,200          549,875
 *Pure World, Inc......................................       83,100          236,316
 *Pyramid Breweries, Inc...............................       86,300          128,102
 *QEP Co., Inc.........................................       19,200          148,800
 *QMS, Inc.............................................       40,905          122,715
 *Qad, Inc.............................................       32,000          153,000
 *Quad Systems Corp....................................       68,000           93,500
 Quaker Chemical Corp..................................       71,600        1,118,750
 *Quaker City Bancorp, Inc.............................       63,562        1,072,609
 *Quaker Fabric Corp...................................      202,300          679,602
 *Quality Dining, Inc..................................      201,200          471,563
 Quality Systems, Inc..................................       80,500          543,375
 Quanex Corp...........................................      205,000        4,343,438
 *Quantum Corp.- DLT...................................       22,233          350,170
 *Quantum Corp-Hard Disk Drive.........................       31,616          217,360
 *Quest Diagnostics, Inc...............................      432,200       13,155,088
 *Quidel Corp..........................................       36,000          211,500
 *Quigley Corp.........................................       22,100           46,617
 *Quintel Entertainment, Inc...........................       34,000          206,125
 Quipp, Inc............................................        1,300           19,825

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Quixote Corp..........................................       56,600   $      905,600
 *R & B, Inc...........................................       92,900          574,819
 *RCM Technologies, Inc................................      236,900        3,042,684
 *RDO Equipment Co. Class A............................       74,200          486,938
 *RF Monolithics, Inc..................................        8,800           51,288
 RLI Corp..............................................      128,412        4,366,008
 *RMH Teleservices, Inc................................       84,100          592,642
 RPC, Inc..............................................      145,400          999,625
 *RTI International Metals, Inc........................      212,750        1,409,469
 *RTW, Inc.............................................      136,700          713,403
 *Racing Champions Corp................................        8,400           41,738
 *Radiance Medical Systems, Inc........................      132,400          719,925
 *RadiSys Corp.........................................       41,611        1,863,415
 *Rag Shops, Inc.......................................       55,755          116,737
 *Ragen Mackenzie Group, Inc...........................       35,100          712,969
 *Railamerica, Inc.....................................       98,500          797,234
 *Railtex, Inc.........................................      168,400        2,841,750
 *RailWorks Corp.......................................          200            2,025
 *Rainbow Technologies, Inc............................       51,550          874,739
 *Rainforest Cafe, Inc.................................      278,500        1,305,469
 *Ramsay Youth Services, Inc...........................       51,266           70,491
 Range Resources Corp..................................      550,400        1,823,200
 *Rare Hospitality International, Inc..................      133,500        2,807,672
 Raven Industries, Inc.................................       13,600          197,625
 *Raytech Corp. DE.....................................       27,100          103,319
 *Raytel Med Corp......................................      146,800          435,813
 *Reading Entertainment, Inc...........................       75,736          444,949
 *Read-Rite Corp.......................................      625,100        3,428,283
 *Recoton Corp.........................................      200,400        1,634,513
 *Redhook Ale Brewery, Inc.............................      106,500          257,930
 Redwood Empire Bancorp................................       28,200          664,463
 *Reebok International, Ltd............................      641,600        5,774,400
 *Refac................................................       48,685          225,168
 *Regeneron Pharmaceuticals, Inc.......................      403,200        3,099,600
 *Reliability, Inc.....................................       84,500          248,219
 Reliance Bancorp, Inc.................................       28,100        1,105,559
 Reliance Group Holdings, Inc..........................      622,800        2,491,200
 *Relm Wireless Corp...................................       59,254          244,423
 *Remington Oil & Gas Corp.............................       19,600           98,613
 *Renaissance Worldwide, Inc...........................      610,000        2,935,625
 *Renex Corp...........................................      141,800          864,094
 *Rentrak Corp.........................................       63,000          340,594
 *Rent-Way, Inc........................................       64,000          976,000
 *#Repligen Corp.......................................       30,200          134,956
 *#Reptron Electronics, Inc............................       91,500          629,063
 Republic Bancorp, Inc.................................       17,960          246,950
 *Republic Bankshares, Inc.............................       44,900          632,809
 *Republic First Bancorp, Inc..........................       37,930          244,174
 Republic Security Financial Corp......................      113,608          914,189
 *Research Partners International, Inc.................       86,400          419,850
 *ResortQuest International, Inc.......................      219,500        1,358,156
 Resource America, Inc.................................      137,600        1,156,700
 Resource Bancshares Mortgage Group, Inc...............      295,335        1,495,133
 *Respironics, Inc.....................................       26,500          211,172
 *Rex Stores Corp......................................       91,100        3,399,169
 *Rexhall Industries, Inc..............................       14,099          119,842
 Richardson Electronics, Ltd...........................       97,900          651,647
 *Riddell Sports, Inc..................................      114,700          344,100
 Riggs National Corp...................................      365,300        5,194,109
 *Right Management Consultants, Inc....................       87,600          960,863
 *Rightchoice Managed Care, Inc. Class A...............       47,700          536,625
                                                               SHARES          VALUE+
                                                               ------          ------
 *Risk Capital Holdings, Inc...........................        6,900   $       89,484
 *Riverside Group, Inc.................................        3,200            3,650
 Riverview Bancorp, Inc................................       61,800          689,456
 *Roadhouse Grill, Inc.................................      109,000          432,594
 Roadway Express, Inc..................................       21,600          429,975
 Roanoke Electric Steel Corp...........................      148,900        2,424,278
 Robbins & Myers, Inc..................................        3,700           74,000
 *Roberds, Inc.........................................       79,700           82,191
 *Roberts Pharmaceutical Corp..........................      125,700        4,061,681
 *Robinson Nugent, Inc.................................       53,900          515,419
 *#Robotic Vision Systems, Inc.........................      173,800        1,037,369
 *Rochester Medical Corp...............................       29,000          215,688
 *Rock of Ages Co......................................       87,700          523,459
 Rock-Tenn Co. Class A.................................      330,100        5,116,550
 *Rocky Shoes & Boots, Inc.............................       65,400          492,544
 *Rofin-Sinar Technologies, Inc........................       33,800          238,713
 *Rogue Wave Software, Inc.............................       99,900          789,834
 Rollins Truck Leasing Corp............................      863,100       10,141,425
 *Romac International, Inc.............................      990,600       11,113,294
 *Rottlund, Inc........................................       37,800          101,588
 Rouge Industries, Inc. Class A........................      229,900        1,738,619
 *Royal Precision, Inc.................................       14,150           38,028
 *Rural/Metro Corp.....................................       81,100          468,859
 *Rush Enterprises, Inc................................       49,100          751,844
 Russ Berrie & Co., Inc................................      194,600        4,962,300
 Russell Corp..........................................       43,200          564,300
 *Ryans Family Steak Houses, Inc.......................      555,400        5,467,219
 Ryerson Tull, Inc.....................................       85,892        1,755,418
 Ryland Group, Inc.....................................      238,464        5,425,056
 *S&K Famous Brands, Inc...............................      104,700          788,522
 *S3, Inc..............................................      544,724        4,596,109
 *SBE, Inc.............................................        7,600           48,688
 *SBS Technologies, Inc................................       40,000        1,341,250
 #SCPIE Holdings, Inc..................................       73,700        2,565,681
 *SED International Holdings, Inc......................      115,300          236,005
 *SEEC, Inc............................................       28,000          114,625
 *SEMX Corp............................................      104,700          667,463
 *SGV Bancorp, Inc.....................................        9,300          212,738
 *SMC Corp.............................................       66,700          270,969
 *SOS Staffing Services, Inc...........................       48,800          231,800
 *SPAR Group, Inc......................................       11,500           46,000
 *SPR, Inc.............................................       39,400          182,225
 *SPS Technologies, Inc................................        7,200          235,800
 *SS&C Technologies, Inc...............................        1,100            5,947
 *SSE Telecom, Inc.....................................       68,700          425,081
 *STAR Telecommunications, Inc.........................       26,200          207,144
 *STM Wireless, Inc. Class A...........................       97,800          479,831
 *Safety 1st, Inc......................................       55,400          392,994
 *Safety Components International, Inc.................       40,200          110,550
 *Salient 3 Communications, Inc. Class A...............       72,900          555,863
 *Sames Corp...........................................       30,918          463,770
 *San Filippo (John B.) & Son, Inc.....................       75,200          270,250
 Sanderson Farms, Inc..................................      192,700        1,794,519
 *Sandisk Corp.........................................       78,100        5,157,041
 *Sands Regent Casino Hotel............................       15,492           26,143
 *Santa Fe Snyder Corp.................................       20,500          164,000
 *Saucony, Inc. Class A................................       19,800          247,500
 *Saucony, Inc. Class B................................       30,000          381,563
 *Savoir Technology Group, Inc.........................      148,500          793,547
 *Scan-Optics, Inc.....................................      100,700          133,742
 *Scheid Vineyards, Inc................................       15,500           62,969
 *Schein (Henry), Inc..................................       27,300          350,634

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Schieb (Earl), Inc...................................       70,500   $      264,375
 *Schlotzskys, Inc.....................................      167,700        1,158,178
 Schnitzer Steel Industries, Inc. Class A..............       68,700        1,281,684
 *Schuff Steel Company.................................      102,000          395,250
 *Schuler Homes, Inc...................................      332,000        2,147,625
 Schulman (A.), Inc....................................      117,200        1,856,888
 Schultz Sav-O Stores, Inc.............................       15,300          200,813
 Schweitzer-Maudoit International, Inc.................      160,400        2,125,300
 *Scios-Nova, Inc......................................      145,300          558,497
 Scope Industries, Inc.................................        7,700          425,425
 Seaboard Corp.........................................          100           23,400
 Seacoast Financial Services Corp......................      123,869        1,312,237
 *Seacor Smit, Inc.....................................      139,500        7,236,563
 *Seattle Filmworks, Inc...............................      215,800          697,978
 *Secom General Corp...................................       11,500           35,938
 *Segue Software, Inc..................................      101,700        2,590,172
 *Seibels Bruce Group, Inc.............................       89,700          192,014
 *Seitel, Inc..........................................      242,100        1,634,175
 Selas Corp. of America................................       67,000          414,563
 Selective Insurance Group, Inc........................      343,900        6,028,997
 *Semitool, Inc........................................       72,500          826,953
 *Seneca Foods Corp. Class B...........................       10,500          124,688
 *Sensormatic Electronics Corp.........................      755,400       12,039,188
 *Sequa Corp. Class A..................................       74,000        4,116,250
 *Sequa Corp. Class B..................................       31,400        1,978,200
 *SeraCare, Inc........................................        1,500            4,781
 *Service Experts, Inc.................................      304,000        1,900,000
 *Sharper Image Corp...................................       48,400          980,100
 *Shaw Group, Inc......................................      148,100        3,091,588
 *Sheldahl, Inc........................................      128,300          525,228
 *Shells Seafood Restaurants, Inc......................       42,100          122,353
 *Shiloh Industries, Inc...............................      156,300        1,357,856
 *Shoe Carnival, Inc...................................      144,300        1,470,056
 *Shoe Pavilion, Inc...................................          800            1,775
 *Sholodge, Inc........................................       75,000          428,906
 *Shoney's, Inc........................................      594,304          817,168
 *Shopko Stores, Inc...................................       31,500          714,656
 *Showpower, Inc.......................................        6,900           37,088
 *Sierra Health Services, Inc..........................      133,500        1,251,563
 Sifco Industries, Inc.................................       61,415          422,228
 *Sight Resource Corp..................................       96,800          208,725
 *Sigmatron International, Inc.........................       16,300          136,513
 *Signal Technology Corp...............................       86,900          391,050
 *Signature Eyewear, Inc...............................       17,000           53,656
 *Silicon Storage Technology, Inc......................       61,100        1,613,422
 *Silicon Valley Group, Inc............................      448,700        6,436,041
 *Silverleaf Resorts, Inc..............................      223,000        1,630,688
 *Simione Central Holdings, Inc........................      135,500          165,141
 Simmons First National Corp. Class A..................       42,200        1,149,950
 *Simon Transportation Services, Inc...................       83,000          472,063
 Simpson Industries, Inc...............................      287,400        3,026,681
 *#Simula, Inc.........................................       73,300          416,894
 *Sinclair Broadcast Group, Inc. Class A...............       28,200          326,944
 *Sitel Corp...........................................      995,000        5,907,813
 *Sizzler International, Inc...........................      238,300          595,750
 Sky Financial Group, Inc..............................       12,255          284,546
 Skyline Corp..........................................      106,200        2,635,088
 Skywest, Inc..........................................      138,200        3,394,538
 Smart & Final Food, Inc...............................      156,000        1,072,500
 Smith (A.O.) Corp.....................................      220,850        4,858,700
                                                               SHARES          VALUE+
                                                               ------          ------
 Smith (A.O.) Corp. Convertible Class A................       69,750   $    1,499,625
 *Smithway Motor Express Corp. Class A.................       66,800          294,338
 *Softech, Inc.........................................       58,000           72,500
 *#Software Spectrum, Inc..............................       54,300          593,906
 *Sola International, Inc..............................      448,600        6,392,550
 *Sonic Automotive, Inc................................       71,000          639,000
 *Sound Advice, Inc....................................       25,100          246,294
 South Jersey Industries, Inc..........................      185,777        5,445,588
 *Southern Energy Homes, Inc...........................      168,100          383,478
 *#Southern Pacific Funding Corp.......................      120,000            2,700
 *Southwall Technologies, Inc..........................       86,600          377,522
 Southwestern Energy Co................................      418,900        3,115,569
 Sovereign Bancorp, Inc................................      295,840        2,620,958
 *Spacehab, Inc........................................       55,100          273,778
 *Spacelabs Medical, Inc...............................      164,400        2,291,325
 Span-American Medical System, Inc.....................       25,300           85,783
 Spartan Motors, Inc...................................      267,700        1,120,994
 *Sparton Corp.........................................      100,600          477,850
 *Special Metals Corp..................................       10,000           34,063
 *Spectrian Corp.......................................       78,500        2,131,766
 *Spectrum Control, Inc................................      122,000        1,315,313
 *SpeedFam-IPEC, Inc...................................      266,047        3,142,680
 *Speizman Industries, Inc.............................       37,400          191,675
 *Spiegel, Inc. Class A Non-Voting.....................        8,300           66,141
 *Splash Technology Holdings, Inc......................       21,100          150,008
 *Sport Chalet, Inc....................................       42,300          243,886
 *Sport Supply Group, Inc..............................       85,900          547,613
 *Sport-Haley, Inc.....................................       56,900          224,044
 *Sports Authority, Inc................................      553,400        1,175,975
 *Sports Club Co., Inc.................................       69,900          292,706
 *Sportsman's Guide, Inc...............................       79,500          255,891
 Springs Industries, Inc. Class A......................        5,100          204,000
 St. Francis Capital Corp..............................       92,600        1,854,894
 St. Mary Land & Exploration Co........................       53,500        1,131,859
 *Stac Software, Inc...................................       22,300          137,284
 *Staffmark, Inc.......................................      184,700        1,468,942
 *Stage II Apparel Corp................................       31,600           39,500
 *Stage Stores, Inc....................................       32,200          102,638
 Standard Commercial Corp..............................      173,980          674,173
 *Standard Management Corp.............................       96,900          584,428
 *Standard Microsystems Corp...........................      213,300        2,606,259
 Standard Motor Products, Inc. Class A.................      146,150        2,676,372
 Standard Pacific Corp. DE.............................      616,472        6,781,192
 *Standard Register Co.................................        4,900          103,206
 *Stanford Telecommunications, Inc.....................        2,400           81,825
 *Stanley Furniture, Inc...............................      118,400        2,412,400
 *Star Buffet, Inc.....................................        7,200           30,150
 *Star Multi Care Services, Inc........................       57,100           41,933
 *Starcraft Corp.......................................       27,300          191,953
 Starrett (L.S.) Co. Class A...........................       58,400        1,390,650
 *Starter Corp.........................................      237,200           21,348
 State Auto Financial Corp.............................       30,600          295,481
 State Financial Services Corp. Class A................       41,900          662,544
 *Station Casinos, Inc.................................      309,700        7,432,800
 Steel Technologies, Inc...............................      192,200        2,156,244
 *Steinway Musical Instruments, Inc....................        9,900          198,000
 Stepan Co.............................................      111,600        2,643,525
 Stephan Co............................................       50,600          202,400
 Sterling Bancorp......................................       63,500        1,190,625

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Sterling Financial Corp. WA..........................       92,180   $    1,169,534
 Stewart & Stevenson Services, Inc.....................      301,900        3,603,931
 Stewart Enterprises, Inc..............................      600,600        3,068,691
 Stewart Information Services Corp.....................      147,600        1,992,600
 Stifel Financial Corp.................................       83,472          866,022
 Stone & Webster, Inc..................................      179,900        2,945,863
 *Storage Computer Corp................................       16,500           20,625
 *Stormedia, Inc. Class A..............................      136,200              136
 *#Stratasys, Inc......................................       32,700          194,156
 *Strategic Diagnostics, Inc...........................       11,000           85,938
 *Strategic Distribution, Inc..........................      619,100          986,691
 *Stratus Properties, Inc..............................      156,700          641,491
 *Strawbridge and Clothier Liquidating Trust...........       71,881           11,681
 Stride Rite Corp......................................      246,800        1,573,350
 *Strouds, Inc.........................................      136,000          299,625
 *Suburban Lodges of America, Inc......................      207,600        1,200,188
 *Success Bancshares, Inc..............................       13,800          162,150
 *Successories, Inc....................................      130,500          350,719
 *Summa Industries, Inc................................          500            6,156
 *Summit Design, Inc...................................      329,400        1,008,788
 *#Sunbeam Corp........................................       56,000          276,500
 *Sunburst Hospi.......................................       13,250           68,734
 *Sundance Homes, Inc..................................       40,500            9,113
 *Sunrise Assisted Living, Inc.........................       22,300          293,384
 *Sunrise Medical, Inc.................................      334,000        2,004,000
 *Sunrise Resources, Inc...............................       88,900          454,223
 *Sunterra Corp........................................      237,900        2,557,425
 *Superior Energy Services, Inc........................        6,700           43,759
 *Superior National Insurance Group, Inc...............       16,400           49,713
 Superior Surgical Manufacturing Co., Inc..............      105,900        1,032,525
 *Suprema Specialties, Inc.............................       50,500          443,453
 Susquehanna Bancshares, Inc...........................      184,072        3,180,994
 *Swift Energy Corp....................................      174,500        1,941,313
 *Swiss Army Brands, Inc...............................       89,900          736,056
 *Sybase, Inc..........................................      105,000        1,696,406
 *Sybron Chemicals, Inc................................        1,600           21,800
 *Sylvan Learning Systems, Inc.........................        2,200           29,150
 *Sylvan, Inc..........................................      104,000          968,500
 *Symix Systems, Inc...................................        3,600           45,338
 *Symmetricom, Inc.....................................      244,200        1,816,238
 *Symons International Group, Inc......................       37,500           50,977
 *Symphonix Devices, Inc...............................       29,000           90,172
 *Syms Corp............................................      195,000        1,182,188
 Synalloy Corp. DE.....................................       79,400          570,688
 *Synaptic Pharmaceutical Corp.........................       70,100          319,831
 *Synbiotics Corp......................................       97,400          220,672
 *#Sync Research, Inc..................................       46,680          142,958
 *Syncor International Corp. DE........................      100,300        2,808,400
 *Syntellect, Inc......................................      218,100          483,909
 *Synthetic Industries, Inc............................      136,000        4,432,750
 *Syntroleum Corp......................................       44,600          439,728
 *Sypris Solutions, Inc................................       26,250          261,680
 *Systemax, Inc........................................       10,100           97,844
 *T&W Financial Corp...................................       55,300          175,405
 *TBA Entertainment Corp...............................      138,000          577,875
 *TBC Corp.............................................      386,900        2,285,128
 TCBY Enterprises, Inc.................................      278,066        1,112,264
 *TCC Industries, Inc..................................       24,800            1,364
 *TCI International, Inc...............................       27,600          117,300
 *TCSI Corp............................................      383,100          718,313
                                                               SHARES          VALUE+
                                                               ------          ------
 *TEAM America Corp....................................        2,500   $       15,938
 TF Financial Corp.....................................       32,100          442,378
 *TFC Enterprises, Inc.................................        1,000            4,281
 *TII Industries, Inc..................................       92,200          116,691
 TJ International, Inc.................................      112,300        4,677,997
 *TRC Companies, Inc...................................       91,450          720,169
 *TRM Copy Centers Corp................................       81,500          463,531
 *TST/Impreso, Inc.....................................        6,500           22,344
 Tab Products Co. DE...................................       62,100          473,513
 *Taco Cabana, Inc.....................................      181,400        1,570,244
 Talbots, Inc..........................................       39,300        1,906,050
 *Tandy Brand Accessories, Inc.........................       14,900          194,166
 *Tandy Crafts, Inc....................................      157,200          520,725
 Tasty Baking Co.......................................        3,000           28,688
 *Team, Inc............................................       76,300          171,675
 *Technical Communications Corp........................        6,300           22,444
 Technology Research Corp..............................       61,000           65,766
 *Tech-Sym Corp........................................       77,000        1,453,375
 *Tegal Corp...........................................      208,000          672,750
 *Telescape International, Inc.........................       10,800          101,925
 Telxon Corp...........................................      184,700        2,914,797
 *Template Software, Inc...............................        7,600           72,200
 *Temtex Industries, Inc...............................       35,700           59,686
 Terra Industries, Inc.................................    1,478,300        3,048,994
 *Tesoro Petroleum Corp................................      649,700        7,796,400
 *Tesseract Group, Inc.................................      117,200          219,750
 *Tetra Technologies, Inc..............................      257,400        1,994,850
 Texas Industries, Inc.................................       95,662        3,467,748
 *Texfi Industries, Inc................................        4,800              408
 *Thermedics, Inc......................................       84,000          477,750
 *Thermo Bioanalysis Corp..............................       31,600          556,950
 *Thermo Ecotek Corp...................................       38,000          280,250
 *Thermo Sentron, Inc..................................      135,500        2,007,094
 *Thermo Terratech, Inc................................      130,000          877,500
 *ThermoQuest Corp.....................................       85,700          883,781
 Thermoretec Corp......................................      118,100          782,413
 *Thermospectra Corp...................................       30,400          484,500
 *Thermotrex Corp......................................       26,300          213,688
 *Thomas Group, Inc....................................       40,400          328,250
 Thomas Industries, Inc................................      138,650        2,235,731
 *Thomaston Mills, Inc.................................       34,800           44,588
 Thor Industries, Inc..................................        3,900          108,956
 *#Thorn Apple Valley, Inc.............................       82,215            9,044
 *Tier Technologies, Inc. Class B......................       27,100          195,628
 Timberland Bancorp, Inc...............................       10,000          117,813
 *Tipperary Corp.......................................      129,200          177,650
 *Titan Exploration, Inc...............................       23,800           84,788
 Titan International, Inc..............................      260,000        1,722,500
 Titanium Metals Corp..................................      490,700        2,668,181
 *Today's Man, Inc.....................................       94,500           70,875
 *Todd Shipyards Corp..................................      128,600        1,125,250
 Todd-AO Corp. Class A.................................        3,740           66,385
 *Toddhunter International, Inc........................       76,000          698,250
 *Tokheim Corp.........................................       73,400          233,963
 *Topps, Inc...........................................       36,400          415,188
 Toro Co...............................................       84,300        2,734,481
 *Total Entertainment Restaurant Corp..................       16,500           28,102
 *Total Renal Care Holdings, Inc.......................      165,000        1,175,625
 *Tower Air, Inc.......................................      166,400          247,000
 *Track 'n Trail, Inc..................................       13,800           15,956
 *Tractor Supply Co....................................       61,900        1,052,300
 *Trailer Bridge, Inc..................................       84,000          152,250
 *#Trans World Airlines, Inc...........................      638,300        2,074,475

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Transact Technologies, Inc...........................       10,900   $       80,388
 *Transcoastal Marine Services, Inc....................      139,200          450,225
 *Transfinancial Holdings, Inc.........................       68,700          364,969
 *Transmation, Inc.....................................       60,000          121,875
 *Transmedia Network, Inc..............................       26,700           66,750
 #Transport Lux Corp...................................        2,546           20,050
 *Transportation Components, Inc.......................      284,000          781,000
 *Transportation Technologies Industries, Inc..........      126,700        1,698,572
 Transpro, Inc.........................................       56,900          376,963
 Transtechnology Corp..................................       81,300          711,375
 *Transworld Healthcare, Inc...........................      199,800          437,063
 *Travel Services International, Inc...................       49,000          491,531
 Tremont Corp. DE......................................       70,633        1,125,713
 *Trend-Lines, Inc. Class A............................       70,900          104,134
 Trenwick Group, Inc...................................      178,857        3,633,033
 *Trex Medical Corp....................................      185,700          510,675
 *Triad Hospitals, Inc.................................       13,500          166,641
 *Trico Marine Services, Inc...........................      274,800        2,052,413
 *Trident Microsystems, Inc............................      169,200        1,771,313
 *Tridex Corp..........................................       71,900          128,072
 Trigen Energy Corp....................................      196,700        3,208,669
 *Trimark Holdings, Inc................................       30,300           93,741
 *TriPath Imaging, Inc.................................       98,787          648,290
 *Triple S Plastics, Inc...............................       33,100          384,788
 *Tripos, Inc..........................................       44,266          440,585
 *Triumph Group........................................      107,600        2,616,025
 *Trump Hotels & Casino Resorts, Inc...................      390,900        1,514,738
 *Tuboscope Vetco International, Inc...................      220,200        3,137,850
 *Tultex Corp..........................................       96,807           21,177
 Twin Disc, Inc........................................       35,200          490,600
 *Twinlab Corp.........................................       32,500          316,875
 *Tyler Technologies, Inc..............................      190,600          786,225
 U.S. Bancorp, Inc.....................................      125,800        1,580,363
 *#U.S. Diagnostic, Inc................................      280,000          240,625
 *U.S. Home & Garden, Inc..............................       11,600           27,369
 *U.S. Office Products, Co.............................      402,000        1,482,375
 *U.S. Vision, Inc.....................................       47,000          118,969
 *URS Corp.............................................       53,702        1,047,189
 *US Can Corp..........................................       71,400        1,276,275
 *US Liquids, Inc......................................        6,000           47,625
 *US Oncology, Inc.....................................    1,010,520        4,815,759
 *US Xpress Enterprises, Inc. Class A..................      141,590        1,022,103
 *USA Floral Products, Inc.............................      193,000          548,844
 *USA Truck, Inc.......................................       31,400          271,806
 *USData Corp..........................................        6,750           65,391
 *UTI Energy Corp......................................      149,000        3,017,250
 *Ubics, Inc...........................................       52,000          134,875
 *Ugly Duckling Corp...................................      175,500        1,305,281
 *Ultimate Electronics, Inc............................      133,200        3,117,713
 *Ultrak, Inc..........................................      172,000          806,250
 *Ultralife Batteries, Inc.............................      142,600          864,513
 *Ultratech Stepper, Inc...............................      238,600        4,511,031
 *#Unapix Entertainment, Inc...........................       62,900          117,938
 *Unicapital Corp......................................       22,500           50,625
 Unico American Corp...................................       60,300          414,563
 *UniComp, Inc.........................................        8,100           30,375
 *Unifab International, Inc............................        8,800           53,075
 *Unifi, Inc...........................................       15,500          205,375
 Unifirst Corp.........................................      153,300        2,328,244
 *Unimark Group, Inc...................................      126,600          162,206
 *Uni-Marts, Inc.......................................      103,200           90,300
 *Union Acceptance Corp. Class A.......................       55,600          408,313
                                                               SHARES          VALUE+
                                                               ------          ------
 *Union Community Bancorp..............................          500   $        5,469
 *Uniroyal Technology Corp.............................      111,100        1,853,981
 *Unit Corp............................................      298,700        1,717,525
 *United American Healthcare Corp......................       80,200           85,213
 *United Auto Group, Inc...............................       19,900          179,100
 United Community Financial Corp.......................        5,500           59,125
 *#United Companies Financial Corp.....................       79,900            6,991
 United Fire Casualty Co...............................       18,750          405,469
 United Industrial Corp................................      205,800        1,787,888
 United National Bancorp...............................       11,832          259,565
 *United Natural Foods, Inc............................      129,900        1,096,031
 *United Retail Group, Inc.............................      160,300        1,480,270
 *United Road Services, Inc............................       53,800          101,716
 *United States Energy Corp............................       27,600          106,950
 *United States Home Corp..............................      152,800        3,934,600
 United Wisconsin Services, Inc........................      244,800        1,315,800
 *Unitel Video, Inc....................................       29,500           11,063
 *Universal American Financial Corp....................       56,200          238,850
 *Universal Electronics, Inc...........................       41,400        1,565,438
 Universal Forest Products, Inc........................          400            6,188
 *#Universal International, Inc........................       34,600           89,744
 *Universal Stainless & Alloy Products, Inc............       34,300          129,161
 *Uno Restaurant Corp..................................      103,100        1,134,100
 *Unova, Inc...........................................       58,000          761,250
 *Urocor, Inc..........................................      139,000          471,297
 *Urogen Corp. (Restricted)............................       14,500            5,510
 *Urologix, Inc........................................      187,500          955,078
 *Uroquest Medical Corp................................       40,900           72,853
 *Utilx Corp...........................................       81,600          357,000
 *V.I. Technologies, Inc...............................       19,300          116,403
 *VTEL Corp............................................      369,300        1,327,172
 *#Vail Resorts, Inc...................................        8,675          149,102
 *Valence Technology, Inc..............................       74,700          680,470
 *Vallen Corp..........................................      146,300        3,625,497
 *Valley National Gases, Inc...........................        7,000           23,625
 Valmont Industries, Inc...............................        7,500          132,188
 *Value City Department Stores, Inc....................      416,600        6,952,013
 *Valuevision International, Inc. Class A..............      277,300       12,469,834
 *Vans, Inc............................................      147,700        1,772,400
 *#Vari L Co., Inc.....................................      108,000        2,163,375
 *Variflex, Inc........................................       65,500          409,375
 *Venator Group, Inc...................................      923,000        6,345,625
 *Verilink Corp........................................      237,900          784,327
 *Veritas DGC, Inc.....................................      164,600        2,396,988
 *Verity, Inc..........................................       50,000        5,173,438
 *Versar, Inc..........................................        1,300            3,006
 *Vertex Communications Corp...........................       82,000        1,742,500
 Vesta Insurance Group, Inc............................      222,700          876,881
 *Vestcom Int'l, Inc...................................      104,200          364,700
 *Veterinary Centers of America, Inc...................      355,400        3,987,144
 *Viasoft, Inc.........................................       91,600          565,344
 *Vicon Industries, Inc................................       54,500          320,188
 *Vicorp Restaurants, Inc..............................      115,300        2,024,956
 *Video Display Corp...................................       47,100          188,400
 *Video Services Corp..................................       27,000           81,000
 *Videonics, Inc.......................................       58,000           58,906
 *Viisage Technology, Inc..............................       11,000           36,438
 Vintage Petroleum, Inc................................      400,200        4,277,138
 Virco Manufacturing Corp..............................      123,898        1,688,110
 Virginia Gas Co.......................................        2,000            6,063
 *Virtualfund.Com, Inc.................................       27,800           57,338
 *Vision Twenty-One, Inc...............................        5,500           23,375

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *VisionAmerica, Inc...................................       31,100   $       91,356
 Vital Signs, Inc......................................      194,000        4,534,750
 *#Vitech America, Inc.................................        1,400           10,653
 *Vivid Technologies, Inc..............................       40,800          241,613
 *Volt Information Sciences, Inc.......................      164,600        3,672,638
 Vulcan International Corp.............................       12,200          378,200
 *Vysis, Inc...........................................       23,000           73,672
 WFS Financial, Inc....................................      247,800        5,521,294
 *#WHX Corp............................................      372,500        3,305,938
 *WLR Foods, Inc.......................................      206,506        1,174,503
 *WPI Group, Inc.......................................      117,600          319,725
 Wabash National Corp..................................      175,600        2,579,125
 Wackenhut Corp. Class A...............................       41,500          588,781
 Wackenhut Corp. Class B Non-Voting....................       47,600          481,950
 *Walker Interactive Systems, Inc......................      199,300        1,164,659
 *Wall Street Deli, Inc................................       39,700           54,588
 *Warrantech Corp......................................      227,000          227,000
 Warren Bancorp, Inc...................................       72,000          587,250
 *Warwick Community Bancorp, Inc.......................        1,200           12,450
 *Washington Homes, Inc................................      104,000          552,500
 Washington Savings Bank FSB Waldorf, MD...............       23,500           79,313
 *Waterlink, Inc.......................................      225,000          703,125
 Watkins-Johnson Co....................................      113,000        4,385,813
 Watsco, Inc. Class A..................................      243,600        2,649,150
 Watts Industries, Inc. Class A........................      290,400        4,047,450
 *Webb (Del) Corp......................................      311,188        7,118,426
 *Webco Industries, Inc................................       90,500          294,125
 *Weider Nutrition International, Inc..................       18,300           61,763
 *Weirton Steel Corp...................................      492,600        1,570,163
 Wellco Enterprises, Inc...............................        4,800           37,800
 Wellman, Inc..........................................      543,200        8,657,250
 *#Wells-Gardner Electronics Corp......................       47,985          149,953
 Werner Enterprises, Inc...............................      273,225        4,098,375
 *West Marine, Inc.....................................       76,600          653,494
 West Pharmaceutical Services, Inc.....................      161,800        5,652,888
 *Westbank Corp........................................          400            3,825
 Westcorp, Inc.........................................      412,056        6,052,073
 Westerfed Financial Corp..............................       71,600        1,181,400
 *Western Beef, Inc....................................       57,400          500,456
 Western Ohio Financial Corp...........................       21,700          387,209
 *Western Water Co.....................................       34,000           45,688
 *Weston (Roy F.), Inc. Class A........................       89,300          198,134
 *Westwood Homestead Financial Corp....................          300            3,272
 *Wet Seal, Inc. Class A...............................       19,300          262,359
 Weyco Group, Inc......................................        2,400           59,100
 Whitney Holdings Corp.................................       59,600        2,262,938
 *Wickes Lumber Co.....................................       96,600          490,547
 *Williams Clayton Energy, Inc.........................      122,000        1,807,125
 *Willis Lease Finance Corp............................       44,200          290,063
 *Wilshire Financial Sevices Group, Inc................        2,092            2,484
 *Wilshire Oil Co. of Texas............................      108,514          420,492
 *Windmere Corp........................................      232,800        3,331,950
 Winnebago Industries, Inc.............................      154,300        2,912,413
 Wiser Oil Co..........................................      116,275          327,023
 *Wolf (Howard B.), Inc................................        5,000              625
 Wolohan Lumber Co.....................................       77,278          944,241
 *Wolverine Tube, Inc..................................      178,000        2,703,375
 Wolverine World Wide, Inc.............................       63,000          689,063
                                                               SHARES          VALUE+
                                                               ------          ------
 Woodhead Industries, Inc..............................      143,500   $    1,901,375
 Woodward Governor Co..................................       19,900          536,678
 *Workgroup Technology Corp............................       91,600          100,188
 World Fuel Services Corp..............................       58,600          468,800
 *Worldtex, Inc........................................      242,700          288,206
 *Wyant Corp...........................................          800            1,675
 *Xetel Corp...........................................      131,500          244,508
 *Xicor, Inc...........................................      115,800        1,103,719
 *Xtra Corp............................................      116,200        4,648,000
 Yankee Energy Systems, Inc............................      114,900        4,904,794
 Yardville National Bancorp............................       47,970          575,640
 *Yellow Corp..........................................      312,600        5,275,125
 York Financial Corp...................................      111,505        1,414,720
 York Group, Inc.......................................       86,600          369,403
 *York Research Corp...................................        3,800           14,013
 Zap.com Corp..........................................        2,558            5,756
 *Zapata Corp..........................................      127,900          695,456
 *Zaring National Corp.................................       46,000          209,875
 *Zemex Corp...........................................      109,658          890,971
 Zenith National Insurance Corp........................      210,500        4,367,875
 #Ziegler Co., Inc.....................................        7,700          110,206
 *Zing Technologies, Inc...............................       29,800          253,300
 *Zoll Medical Corp....................................       66,000        2,264,625
 *#Zoltek Companies, Inc...............................       44,200          512,444
 *Zygo Corp............................................       62,800        1,212,825
 *Zymetx, Inc..........................................       15,000           31,641
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,645,520,029)................................                 2,668,998,692
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Arch Communications Group Inc. Warrants 09/01/03.....      463,512          246,241
 *CSF Holdings, Inc. Litigation Rights 12/30/99........       40,500                0
 *Franklin Covey Co. Rights 11/30/99...................      297,200                0
 *Skyepharma P.L.C. Contingent Payment Rights..........       55,300                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $318,433)......................................                       246,241
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $38,849,888) to be
   repurchased at $38,276,634.
   (Cost $38,271,000)..................................   $   38,271       38,271,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,684,109,462)++..............................                $2,707,515,933
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,684,241,438.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $  2,707,516
Collateral for Securities Loaned............................        49,018
Receivables
  Dividends and Interest....................................         2,120
  Investment Securities Sold................................         9,810
                                                              ------------
    Total Assets............................................     2,768,464
                                                              ------------

LIABILITIES:
Payable for Collateral on Securities Loaned.................        49,018
Payable for Investment Securities Purchased.................        25,531
Payable for Fund Shares Redeemed............................           740
Accrued Expenses and Other Liabilities......................           702
                                                              ------------
    Total Liabilities.......................................        75,991
                                                              ------------

NET ASSETS..................................................  $  2,692,473
                                                              ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   156,919,671
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      17.16
                                                              ============

Investments at Cost.........................................  $  2,684,109
                                                              ============

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $  2,408,698
Undistributed Net Investment Income.........................         1,816
Undistributed Net Realized Gain.............................       258,553
Unrealized Appreciation of Investment Securities............        23,406
                                                              ------------
    Total Net Assets........................................  $  2,692,473
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $ 24,838
  Interest..................................................            2,207
  Income from Securities Lending............................            1,486
                                                                     --------
      Total Investment Income...............................           28,531
                                                                     --------

EXPENSES
  Investment Advisory Services..............................            5,217
  Accounting & Transfer Agent Fees..........................            1,027
  Custodian's Fee...........................................              361
  Legal Fees................................................               43
  Audit Fees................................................               38
  Shareholders' Reports.....................................               56
  Trustees' Fees and Expenses...............................                9
  Other.....................................................               70
                                                                     --------
      Total Expenses........................................            6,821
                                                                     --------
  NET INVESTMENT INCOME.....................................           21,710
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investment Securities................          258,801
  Change in Unrealized Appreciation (Depreciation) Of
    Investment Securities...................................          (43,040)
                                                                     --------
  NET GAIN ON INVESTMENT SECURITIES.........................          215,761
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $237,471
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        1999              1998
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   21,710        $   18,469
  Net Realized Gain on Investment Securities................            258,801           204,982
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            (43,040)         (454,998)
                                                                     ----------        ----------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................            237,471          (231,547)
                                                                     ----------        ----------

Distributions From:
  Net Investment Income.....................................            (20,939)          (20,925)
  Net Realized Gains........................................           (205,075)         (201,111)
                                                                     ----------        ----------
      Total Distributions...................................           (226,014)         (222,036)
                                                                     ----------        ----------
Capital Share Transactions (1):
  Shares Issued.............................................            340,725           554,989
  Shares Issued in Lieu of Cash Distributions...............            220,532           215,595
  Shares Redeemed...........................................           (315,975)         (105,535)
                                                                     ----------        ----------
      Net Increase From Capital Share Transactions..........            245,282           665,049
                                                                     ----------        ----------
      Total Increase........................................            256,739           211,466
NET ASSETS
  Beginning of Period.......................................          2,435,734         2,224,268
                                                                     ----------        ----------
  End of Period.............................................         $2,692,473        $2,435,734
                                                                     ==========        ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................             20,729            29,754
  Shares Issued in Lieu of Cash Distributions...............             14,152            11,637
  Shares Redeemed...........................................            (19,083)           (5,674)
                                                                     ----------        ----------
                                                                         15,798            35,717
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            1999          1998          1997          1996          1995
                                         -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period...  $    17.26    $    21.10    $    16.58    $    14.02    $    11.15
                                         ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................        0.14          0.14          0.15          0.15          0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..........        1.38         (1.92)         5.23          2.88          3.06
                                         ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations...        1.52         (1.78)         5.38          3.03          3.20
                                         ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income................       (0.14)        (0.16)        (0.12)        (0.15)        (0.14)
  Net Realized Gains...................       (1.48)        (1.90)        (0.74)        (0.32)        (0.19)
                                         ----------    ----------    ----------    ----------    ----------
    Total Distributions................       (1.62)        (2.06)        (0.86)        (0.47)        (0.33)
                                         ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.........  $    17.16    $    17.26    $    21.10    $    16.58    $    14.02
                                         ==========    ==========    ==========    ==========    ==========
Total Return...........................        9.78%        (9.05)%       33.93%        22.14%        28.81%

Net Assets, End of Period
  (thousands)..........................  $2,692,473    $2,435,734    $2,224,268    $1,248,213    $  624,343
Ratio of Expenses to Average Net
  Assets...............................        0.26%         0.26%         0.28%         0.29%         0.32%
Ratio of Net Investment Income to
  Average Net Assets...................        0.83%         0.78%         0.86%         1.11%         1.22%
Portfolio Turnover Rate................       29.41%        22.51%        25.47%        14.91%        20.62%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty one series, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................         $784,162
Sales..................................................          757,966

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         $597,377
Gross Unrealized Depreciation..........................         (574,102)
                                                                --------
  Net..................................................         $ 23,275
                                                                ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1999 borrowings under the line of credit by the Series were as follows:

  WEIGHTED         WEIGHTED       NUMBER OF     INTEREST      MAXIMUM AMOUNT
   AVERAGE         AVERAGE           DAYS        EXPENSE     BORROWED DURING
INTEREST RATE    LOAN BALANCE    OUTSTANDING    INCURRED        THE PERIOD
-------------   --------------   ------------   ---------   ------------------
   5.27%          $6,294,593           8         $24,866       $32,110,000

    There were no outstanding borrowings under the line of credit at November 30, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1999, the market value of securities on loan to brokers was $25,634,905, the related collateral cash received was $49,018,098 and the value of collateral on overnight repurchase agreements was $50,052,623.

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
                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. 6-10 Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

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